                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            VANECK VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                      666 Third Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  SEPTEMBER 30

Date of reporting period: MARCH 31, 2016

Item 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT
March 31, 2016
(unaudited)

VANECK VECTORSTM

INDUSTRY ETFs

Biotech ETF	BBH

Environmental Services ETF	EVX®

Gaming ETF	BJK®

Generic Drugs ETF	GNRX

Pharmaceutical ETF	PPH®

Retail ETF	RTH®

Semiconductor ETF	SMH®

800.826.2333	vaneck.com

The information contained in the management discussion represents the opinions of VanEck Vectors ETFs and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of VanEck Vectors ETFs are as of March 31, 2016, and are subject to change.

VANECK VECTORS INDUSTRY ETFs

(unaudited)

Dear Shareholder:

Effective as of May 1, 2016, the Market Vectors exchange-traded funds are now known as VanEck Vectors ETFs.

We are pleased to present this semi-annual report for the seven industry exchange-traded funds (ETFs) of the VanEck Vectors ETF Trust for the six month period ended March 31, 2016.

On January 12, we were excited to announce the launch of a new fund that has expanded further the group of healthcare-oriented ETFs. VanEck Vectors Generic Drugs ETF (NASDAQ: GNRX) is the first and only ETF to target global manufacturers of generic drugs and biosimilars—similar copies of existing, but difficult to replicate, biological drugs.

With rising health care costs, drug manufacturing innovation, and public support for less expensive options to brand name drugs, we believe this to be a compelling ETF. As with all our ETFs, our goal is to help investors access opportunities presented by evolving global markets. GNRX allows investment in a major trend that has the potential to redefine the pharmaceutical industry.

According to the Generic Pharmaceutical Association (GPhA)1 as of December 2014, 88% of the drugs dispensed in the U.S. were generics.

Generic Prescriptions Dispensed in the United States

Source: Generic Pharmaceutical Association, December 2014. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

In the European Union (EU) the figure was 55% in 2015,2 and in Japan it was 47%3 as of September 2013. Until now, however, there has not been an ETF that offered targeted exposure to the generic drug space.

Expiring patents on various brand name drugs and the development of biosimilars are among the main factors driving returns in the generic pharmaceuticals space. Significant investment in research and development is still required, which reduces competition, but time to market can be quicker than brand name drugs, allowing companies to price their drugs at a significant discount.

Between 2013 and 2018, spending on medicine is expected to increase from $1 trillion to $1.3 trillion with generics accounting for more than 50% of the growth.4 Much of this expected growth is forecast to come from emerging markets. As pharma-focused ETFs have typically concentrated on developed markets, GNRX’s global approach provides exposure to the full potential of the generic drugs industry.

We will, as always, continue to seek out and evaluate the most attractive opportunities for you as a shareholder. We encourage you to stay in touch with us through the videos, email subscriptions, and blogs available on our website (www.vaneck.com). Should you have any questions, please contact us at 800.826.2333 or visit www.vaneck.com/etfs.

1

VANECK VECTORS INDUSTRY ETFs

(unaudited)

Thank you for participating in the VanEck Vectors ETF Trust. On the following pages, you will find the performance record of each of the funds for the six months ended March 31, 2016. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in future.

Jan F. van Eck
Trustee and President
VanEck Vectors ETF Trust

May 4, 2016

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

[1]	Generic Pharmaceutical Association: Generic Drug Savings in the US – Seventh Annual Edition 2015, http://www.gphaonline.org/media/wysiwyg/PDF/GPhA_Savings_Report_2015.pdf

[2]	European Generic and Biosimilar Medicines Association: Regulatory Efficiency Report 2015, http://www.medicinesforeurope.com/wp-content/uploads/2016/03/EGA_Regulatory_Efficiency_Report_2015_low.pdf

[3]	Japan Generic Medicines Association: Generic Share (%) by MHLW Drug Price Survey, http://www.jga.gr.jp/english/country-overview/genric-share-by-mhlw/

[4]	IMS Institute: Global Outlook for Medicines Through 2018, http://www.imshealth.com/en/thought-leadership/ims-institute/reports/global-outlook-for-medicines-through-2018
2

Management Discussion (unaudited)

Four of the six VanEck Vectors Industry ETFs realized positive performance in the six months ended March 31, 2016. VanEck Vectors Gaming ETF posted an impressive total return of 18.69%, with VanEck Vectors Semiconductor and Environmental Services ETFs not that far behind, providing total returns of 12.51% and 11.83% respectively. All three funds outperformed the S&P 500® Index’s‡ 8.48% gain over the same period.

Note: VanEck Vectors Generic Drugs ETF is not included above as it was launched on January 12, 2016.

Source: VanEck. Returns based on NAV. The performance data quoted represent past performance. Past performance is not a guarantee of future results. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

Biotech

Having risen erratically through fourth quarter 2015, biotech companies experienced a challenging first quarter in 2016. In January and early February, biotech stocks fell precipitously, particularly those of clinical-stage biotechs.1 In addition, two large biotech companies, Celegene (9.5% of Fund net assets†) and Gilead Sciences (13.3% of Fund net assets†) both revealed less than encouraging news. The annual guidance released by Celegene was weaker than expected, and Gilead announced the appointment of a new CEO. The U.S. Food and Drug Administration (FDA) also announced the approval of a new hepatitis C therapy—potential competition for Gilead.2 However, by the end of the quarter, biotech stocks were back more or less to where they were at the end of January, but still down for the six month period. While U.S. companies detracted by far the most from total return, there was a very small contribution from a company in Spain. Positive contributions to the Fund’s performance came mainly from two companies: Amgen (11.8% of Fund net assets†) and Medivation (4.3% of Fund net assets†). Except for three additional companies that provided positive contributions, albeit minimal, to the Fund’s overall return, all other companies detracted from performance.

Environmental Services

Historically, growth in the construction and home-building industries has benefitted environmental services companies. Benefiting in part, perhaps, from upticks in both construction3 and home-building4 in the U.S. in the six month period under review, the Fund returned notable performance, gaining 11.8%.* U.S. stocks accounted for the

3

VANECK VECTORS INDUSTRY ETFs

(unaudited)

vast majority of the Fund’s very healthy positive total return. However, a small positive contribution also came from the single Canadian stock in the Fund, Progressive Waste Solutions (3.8% of Fund net assets†). In addition to having three of the top individual weightings in the Fund, three U.S. companies were the most significant contributors to positive performance. These were: Waste Connections (9.8% of Fund net assets†), Waste Management (10.0% of Fund net assets†), and Republic Services (9.9% of Fund net assets†). A number of U.S. companies did detract from Fund performance, but only minimally.

Gaming

The Fund posted a very creditable rise of 18.7%* for the six month period. In Macau, the world’s biggest gaming hub, each of these months was marked by year-on-year declines in revenues. The southern Chinese territory continued to be affected by both Beijing’s anticorruption campaign and the slowdown in economic growth in China.5 At the end of February, the monthly revenue figures from “Games of Fortune” (as the Macau authorities6 describe them) in the territory appeared to bring with them a glimmer of light. While they were down again, rather than the 2%-10% expected by analysts,7 the decline was only 0.1%.8 Although the 21st consecutively monthly decline, it was by far the smallest of all the previous 20. The light was soon extinguished, when in addition to showing yet another monthly decline, revenues for March were, at -16.3%, down year-on-year considerably more than they were the previous month. Despite this, while gaming companies operating in the U.S. were the most significant contributors to the Fund’s overall performance, those in Macau provided the next largest returns from any territory. Other major contributors were companies in Australia and Malaysia. Companies in the gaming business in Canada, Greece, and South Korea were the most significant detractors from the Fund’s overall positive performance.

Generic Drugs

Launched on January 12, 2016, the Fund had traded for only a little over two and a half months by the end of the six month period under review. The Fund was launched into a challenging market environment with the controversies surrounding both Valeant Pharmaceuticals (not owned by the Fund during the period) and Turing Pharmaceuticals (not owned by the Fund during the period) at the time having a generally negative impact on the generics sector. The Fund’s performance suffered as a consequence, down -4.92%* from launch.

Pharmaceutical

Pharmaceutical stocks followed the same trajectory as biotechnology stocks during the six month period. Having also risen erratically through the fourth quarter of 2015, pharmaceutical companies experienced a challenging first quarter in 2016, in particular in January and early February. The period under review included Pfizer’s (5.1% of Fund net assets†) proposed acquisition of Allergan (4.7% of Fund net assets†), announced on November 23, for approximately $184 billion.9 The deal had been expected to close in the second half of 2016 and would been the largest merger ever between drug developers.10 It would also have been the largest “inversion” merger ever.11 (Following U.S. Treasury rule changes after the end of the first quarter, Pfizer decided to abandon its takeover plans.)12 At the start of 2016, in addition to being affected by the general malaise in the market, the pharma industry as a whole was not helped by the woes of Valeant (sold by end of period). Consequently, the Fund experienced a loss over the six month period. While companies in Denmark and the U.K. were positive contributors to the Fund’s overall performance, their contributions were too small to offset the negative performance of U.S. companies. Swiss companies also detracted from performance.

Retail

The Fund returned 7.20%* for the six month period under review. The first three months of this period, the prelude to the holiday season, brought with it positive performance, with the Fund ending December up over the quarter. The first three months of 2016 were, however, somewhat more challenging. Following a tough holiday season (with the headwinds of both deflation and the weather in December constricting the growth in holiday sales),13 stocks fell through January to reach a low point in early February. Despite continuing slow growth (but growth nonetheless) in consumer spending in the U.S. in February,14 stocks recovered significantly throughout the rest of the month and into March, to end the six month period under review above where they began. While stores involved in specialty retail, together with those in food and staples retailing, made the greatest contributions to total return, internet and catalog retailing also contributed positively to the Fund’s overall performance. Healthcare providers & services was the single retail sector to detract from overall performance.

4

Semiconductor

Despite softening demand, a strong U.S. dollar, cyclicality, and normal market trends, at $335.2 billion, global semiconductor sales in 2015 were only slightly down (0.2%) from the record sales of $335.8 billion achieved by the industry in 2014.15 Sales in the last quarter of 2015 amounted to $82.9 billion, 5.2% lower than the $87.4 billion recorded in the same quarter the previous year.16 January 2016 was marked by slow global semiconductor sales: $26.9 billion, 2.7% lower than the total for December and 5.8% down from the total of $28.5 billion recorded in January 2015. Once again, sales were hit by a strong dollar and continuing concerns about the global economy.17 Macroeconomic headwinds also hit sales in February. Worldwide sales of $26 billion for the month were down 3.2% on January and down 6.2% on February 2015 ($27.7 billion).18 Semiconductor companies, too, faced a challenging January and early February, hitting a nadir toward the middle of the month. The rest of February and March saw their stocks climb slowly and, by the end of the quarter, not only recouping the Fund’s losses, but also concluding the whole six month period under review returning a noteworthy 12.5%. Companies in the U.S., followed by those in Taiwan, contributed the most to the Fund’s positive performance. While Taiwan’s Taiwan Semiconductor Manufacturing Co. (13.2% of Fund net assets†) was the single largest positive contributor to performance, Micron Technology (3.1% of Fund net assets†), based in the U.S., was the single largest detractor from the Fund’s performance.

†	All Fund assets referenced are Total Net Assets as of March 31, 2016.

‡	S&P 500® Index consists of 500 widely held common stocks covering the industrial, utility, financial, and transportation sectors

*	Returns based on NAV. The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

[1]	Motley Fool: Why Did Biotech Fall Off a Cliff in January, http://www.fool.com/investing/general/2016/02/04/why-did-biotech-fall-off-a-cliff-in-january.aspx

[2]	Ibid.

[3]	Board of Governors of the Federal Reserve System: Industrial Production and Capacity Utilization - G.17, http://www.federalreserve.gov/releases/g17/Current/

[4]	U.S. Census Bureau News: New Residential Construction in March 2016, https://www.census.gov/construction/nrc/pdf/newresconst.pdf

[5]	Las Vegas Review-Journal: Macau gaming market hits five-year low in 2015; revenue falls below $30B, http://www.reviewjournal.com/business/casinos-gaming/macau-gaming-market-hits-five-year-low-2015-revenue-falls-below-30b

[6]	Gaming Inspection and Coordination Bureau, Macao SAR: Monthly Gross Revenue from Games of Fortune, http://www.dicj.gov.mo/web/en/information/DadosEstat_mensal/2016/index.html

[7]	Focus Gaming News: Macau reported smallest decline in 20 months, http://focusgn.com/macau-reported-smallest-decline-in-20-months

[8]	Gaming Inspection and Coordination Bureau, Macao SAR: Monthly Gross Revenue from Games of Fortune, http://www.dicj.gov.mo/web/en/information/DadosEstat_mensal/2016/index.html

[9]	BioSpace: 2015 Was a Record Breaker in M&A in Pharma, Medical and Biotech with Deals Worth $575 Billion, http://www.biospace.com/News/2015-was-a-record-breaker-for-ma-in-pharma-medical/405749

[10]	GEN: Top 15 M&A Deals of 2015, http://www.genengnews.com/insight-and-intelligence/top-15-m-a-deals-of-2015/77900597/

[11]	Ibid.

[12]	Wall Street Journal: Pfizer to Walk Away From Allergan Deal, http://www.wsj.com/articles/pfizer-to-walk-away-from-allergan-deal-1459907657?mod=djemCFO_h

[13]	National Retail Federation: Retail Holiday Sales Increase 3 Percent, https://nrf.com/news/retail-holiday-sales-increase-3-percent

[14]	National Retail Federation: Retail Sales Muted in February, https://nrf.com/news/retail-sales-muted-february

[15]	Semiconductor Industry Association: Global Semiconductor Sales Top $335 Billion in 2015, http://www.semiconductors.org/news/2016/02/01/global_sales_report_2015/global_semiconductor_sales_top_335_billion_in_2015/

[16]	Ibid.

[17]	Semiconductor Industry Association: Global Semiconductor Sales Off to Sluggish Start in 2016, http://www.semiconductors.org/news/2016/03/03/global_sales_report_2015/global_semiconductor_sales_off_to_sluggish_start_in_2016/

[18]	Semiconductor Industry Association: Global Semiconductor Sales Dip Slightly in February, http://www.semiconductors.org/news/2016/04/04/global_sales_report_2015/global_semiconductor_sales_dip_slightly_in_february/

5

BIOTECH ETF

PERFORMANCE COMPARISON

March 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	MVBBHTR[2]
Six Months	(9.07)%	(9.11)%	(9.01)%
One Year	(19.77)%	(19.74)%	(19.63)%
Life* (annualized)	28.86%	28.85%	29.08%
Life* (cumulative)	195.94%	195.89%	198.13%
* since 12/20/2011

Commencement date for the VanEck Vectors Biotech ETF was 12/20/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NASDAQ. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.40% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least February 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	MVIS US Listed Biotech 25 Index (MVBBHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive at least 50% of their revenues from biotechnology, which includes companies engaged primarily in research and development as well as production, marketing and sales of drugs based on genetic analysis and diagnostic equipment (excluding pharmacies).

MVIS US Listed Biotech 25 Index (the “Index”) is the exclusive property of MV Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards MV Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. VanEck Vectors Biotech ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by MV Index Solutions GmbH and MV Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

6

ENVIRONMENTAL SERVICES ETF

PERFORMANCE COMPARISON

March 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	AXENV[2]
Six Months	12.69%	11.83%	12.22%
One Year	2.31%	1.97%	2.57%
Five Year	5.14%	5.11%	5.65%
Life* (annualized)	6.41%	6.40%	6.94%
Life* (cumulative)	80.05%	79.88%	88.80%
* since 10/10/2006

Commencement date for the VanEck Vectors Environmental Services ETF was 10/10/06.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 1.03% / Net Expense Ratio 0.55%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the Fund’s average daily net assets per year until at least February 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	NYSE Arca Environmental Services Index (AXENV) is a modified equal dollar-weighted index comprised of publicly traded companies that engage in business activities that may benefit from the global increase in demand for consumer waste disposal, removal and storage of industrial by-products, and the management of associated resources.

NYSE Arca Environmental Services Index (the “Index”) is a trademark of NYSE or its affiliates, is licensed for use by Van Eck Associates Corporation. NYSE neither sponsors nor endorses the Fund and makes no representation as to the accuracy and/or completeness of the Index or results to be obtained by any person from using the Index in connection with trading of the Fund.

7

GAMING ETF

PERFORMANCE COMPARISON

March 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	MVBJKTR[2]
Six Months	19.77%	18.69%	19.05%
One Year	(3.30)%	(3.79)%	(3.54)%
Five Year	4.36%	4.35%	4.78%
Life* (annualized)	0.90%	0.87%	1.64%
Life* (cumulative)	7.62%	7.34%	14.26%
* since 1/22/2008

Index data prior to September 24, 2012 reflects that of the S-Network Global Gaming Index (WAGRT). From September 24, 2012, forward, the index data reflects that of the Fund’s underlying index, MVIS Global Gaming Index (MVBJKTR). Index history which includes periods prior to September 24, 2012 reflects a blend of the performance of WAGRT and MVBJKTR and is not intended for third party use.

Commencement date for the VanEck Vectors Gaming ETF was 1/22/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/22/08) to the first day of secondary market trading in shares of the Fund (1/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 1.10% / Net Expense Ratio 0.66%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year until at least February 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	MVIS Global Gaming Index (MVBJKTR) is a rules based index intended to give investors a means of tracking the overall performance of the largest and most liquid companies in the global gaming industry that generate at least 50% of their revenues from casinos and hotels, sports betting (including internet gambling and racetracks) and lottery services as well as gaming services, gaming technology and gaming equipment.

MVIS Global Gaming Index (the “Index”) is the exclusive property of MV Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards MV Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. VanEck Vectors Gaming ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by MV Index Solutions GmbH and MV Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

8

GENERIC DRUGS ETF

PERFORMANCE COMPARISON

March 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	IGNRXT[2]
Life* (cumulative)	(4.60)%	(4.92)%	(4.60)%
* since 1/12/2016

Commencement date for the VanEck Vectors Generic Drugs ETF was 1/12/16.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NASDAQ. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/12/16) to the first day of secondary market trading in shares of the Fund (1/13/16), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 6.96% / Net Expense Ratio 0.55%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the Fund’s average daily net assets per year until at least February 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Indexx Global Generics & New Pharma Index (IGNRXT) a rules based, modified capitalization weighted index. The Index includes exchange-listed companies, on a global basis, that derive a significant proportion (as determined by Indxx, LLC) of their revenues (or that have the potential to derive a significant proportion of their revenues) from the generic drug industry, or that have a primary business focus on the generic drug industry.

Indexx Global Generics & New Pharma Index (the “Index”) is the exclusive property of Indxx, LLC. Indxx, LLC uses its best efforts to ensure that the Index is calculated correctly. Indxx, LLC has no obligation to point out errors in the Index to third parties. VanEck Vectors Generic Drugs ETF is not sponsored, endorsed, sold or promoted by Indxx, LLC and Indxx, LLC makes no representation regarding the advisability of investing in VanEck Vectors Generic Drugs ETF.

9

PHARMACEUTICAL ETF

PERFORMANCE COMPARISON

March 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	MVPPHTR[2]
Six Months	(7.99)%	(8.05)%	(8.05)%
One Year	(16.61)%	(16.56)%	(16.54)%
Life* (annualized)	14.28%	14.02%	13.94%
Life* (cumulative)	77.04%	75.32%	74.77%
* since 12/20/2011

Commencement date for the VanEck Vectors Pharmaceutical ETF was 12/20/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NASDAQ. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.41% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least February 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	MVIS US Listed Pharmaceutical 25 Index (MVPPHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive at least 50% of their revenues from pharmaceuticals, which includes companies engaged primarily in research and development as well as production, marketing and sales of pharmaceuticals.

MVIS US Listed Pharmaceutical 25 Index (the “Index”) is the exclusive property of MV Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards MV Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. VanEck Vectors Pharmaceutical ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by MV Index Solutions GmbH and MV Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

10

RETAIL ETF

PERFORMANCE COMPARISON

March 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	MVRTHTR[2]
Six Months	7.26%	7.20%	7.20%
One Year	1.80%	1.87%	1.83%
Life* (annualized)	20.35%	20.05%	19.85%
Life* (cumulative)	120.95%	118.56%	117.02%
* since 12/20/2011

Commencement date for the VanEck Vectors Retail ETF was 12/20/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.43% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least February 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	MVIS US Listed Retail 25 Index (MVRTHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive at least 50% of their revenues from retail, which includes companies engaged primarily in retail distribution; wholesalers; online, direct mail and TV retailers; multi-line retailers; specialty retailers, such as apparel, automotive, computer and electronics, drug, home improvement and home furnishing retailers; and food and other staples retailers.

MVIS US Listed Retail 25 Index (the “Index”) is the exclusive property of MV Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards MV Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. VanEck Vectors Retail ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by MV Index Solutions GmbH and MV Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

11

SEMICONDUCTOR ETF

PERFORMANCE COMPARISON

March 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	MVSMHTR[2]
Six Months	12.76%	12.51%	12.57%
One Year	1.70%	1.58%	1.65%
Life* (annualized)	17.11%	17.17%	17.04%
Life* (cumulative)	96.55%	97.02%	96.11%
* since 12/20/2011

Commencement date for the VanEck Vectors Semiconductor ETF was 12/20/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when old, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.41% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least February 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	MVIS US Listed Semiconductor 25 Index (MVSMHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive at least 50% of their revenues from semiconductors, which includes the production of semiconductors and semiconductor equipment.

MVIS US Listed Semiconductor 25 Index (the “Index”) is the exclusive property of MV Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards MV Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. VanEck Vectors Semiconductor ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by MV Index Solutions GmbH and MV Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

12

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2015 to March 31, 2016.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized
	Account	Account	Expense
	Value	Value	Ratio	Expenses Paid
	October 1, 2015	March 31, 2016	During Period	During the Period
Biotech ETF*
Actual	$1,000.00	$908.90	0.35%	$1.67
Hypothetical**	$1,000.00	$1,023.25	0.35%	$1.77
Environmental Services ETF*
Actual	$1,000.00	$1,118.30	0.55%	$2.91
Hypothetical**	$1,000.00	$1,022.25	0.55%	$2.78
Gaming ETF*
Actual	$1,000.00	$1,186.90	0.66%	$3.61
Hypothetical**	$1,000.00	$1,021.70	0.66%	$3.34
Generic Drugs ETF#
Actual	$1,000.00	$950.80	0.55%	$1.16
Hypothetical**	$1,000.00	$1,009.61	0.55%	$1.19
Pharmaceutical ETF*
Actual	$1,000.00	$919.50	0.35%	$1.68
Hypothetical**	$1,000.00	$1,023.25	0.35%	$1.77
Retail ETF*
Actual	$1,000.00	$1,072.00	0.35%	$1.81
Hypothetical**	$1,000.00	$1,023.25	0.35%	$1.77
Semiconductor ETF*
Actual	$1,000.00	$1,125.10	0.35%	$1.86
Hypothetical**	$1,000.00	$1,023.25	0.35%	$1.77
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2016) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
#	Expenses are equal to the Fund’s annualized expense ratio (for the period from January 12, 2016 (commencement of operations) to March 31, 2016) multiplied by the average account value over the period, multiplied by the number of days since commencement of operations divided by the number of days in the fiscal year.
13

BIOTECH ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.0%
Ireland: 1.6%
238,148	Alkermes Plc (USD) *	$8,142,280
Netherlands: 3.3%
757,548	Qiagen NV (USD) *	16,923,622
Spain: 2.6%
889,737	Grifols SA (ADR)	13,764,231
United States: 92.5%
162,212	Alexion Pharmaceuticals, Inc. *	22,583,155
171,879	Alnylam Pharmaceuticals, Inc. *	10,788,845
408,252	Amgen, Inc.	61,209,222
643,519	Baxalta, Inc.	25,998,168
113,910	Biogen Idec, Inc. *	29,653,051
266,966	BioMarin Pharmaceutical, Inc. *	22,019,356
74,679	Bluebird Bio, Inc. * †	3,173,858
492,063	Celgene Corp. *	49,250,586
197,088	Cepheid, Inc. *	6,574,856
126,995	Charles River Laboratories International, Inc. *	9,644,000
751,411	Gilead Sciences, Inc.	69,024,614
148,963	Illumina, Inc. *	24,148,392
333,651	Incyte Corp. *	24,179,688
38,369	Intercept Pharmaceuticals, Inc. * †	4,929,265
213,069	Ionis Pharmaceuticals, Inc. * †	8,629,295
485,642	Medivation, Inc. *	22,329,819
39,619	Puma Biotechnology, Inc. * †	1,163,610
269,878	Quintiles Transnational Holdings, Inc. *	17,569,058
67,994	Regeneron Pharmaceuticals, Inc. *	24,507,757
221,065	Seattle Genetics, Inc. * †	7,757,171
115,355	United Therapeutics Corp. *	12,854,008
270,805	Vertex Pharmaceuticals, Inc. *	21,526,289
		479,514,063
Total Common Stocks (Cost: $646,092,647)		518,344,196
MONEY MARKET FUND: 0.0% (Cost: $207,758)
207,758	Dreyfus Government Cash Management Fund	207,758
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $646,300,405)		518,551,954
Principal
Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.5%
Repurchase Agreements: 3.5%
$4,269,774	Repurchase agreement dated 3/31/16 with BNP Paribas Securities Corp., 0.31%, due 4/1/16, proceeds $4,269,811; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 11/15/16 to 2/1/46, valued at $4,355,170 including accrued interest)	$4,269,774
898,726	Repurchase agreement dated 3/31/16 with Credit Agricole CIB, 0.28%, due 4/1/16, proceeds $898,733; (collateralized by various U.S. government and agency obligations, 1.25%, due 3/31/21, valued at $916,701 including accrued interest)	898,726
4,269,774	Repurchase agreement dated 3/31/16 with Daiwa Capital Markets America, Inc., 0.36%, due 4/1/16, proceeds $4,269,817; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/31/16 to 9/9/49, valued at $4,355,170 including accrued interest)	4,269,774
4,269,774	Repurchase agreement dated 3/31/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, due 4/1/16, proceeds $4,269,810; (collateralized by various U.S. government and agency obligations, 1.41% to 7.00%, due 5/15/24 to 1/20/66, valued at $4,355,170 including accrued interest)	4,269,774
4,269,774	Repurchase agreement dated 3/31/16 with Mizuho Securities USA, Inc., 0.34%, due 4/1/16, proceeds $4,269,814; (collateralized by various U.S. government and agency obligations, 1.94% to 9.50%, due 10/1/19 to 6/1/44, valued at $4,355,169 including accrued interest)	4,269,774
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $17,977,822)		17,977,822
Total Investments: 103.5% (Cost: $664,278,227)		536,529,776
Liabilities in excess of other assets: (3.5)%		(18,154,293)
NET ASSETS: 100.0%		$518,375,483

See Notes to Financial Statements

14

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $18,360,475.

Summary of Investments by Sector Excluding
Collateral for Securities Loaned (unaudited)	% of Investments	Value
Biotechnology	74.6%	$386,541,117
Health Care	15.6	81,087,065
Life Sciences Tools & Services	9.8	50,716,014
Money Market Fund	0.0	207,758
	100.0%	$518,551,954

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$518,344,196	$—	$—	$518,344,196
Money Market Fund	207,758	—	—	207,758
Repurchase Agreements	—	17,977,822	—	17,977,822
Total	$518,551,954	$17,977,822	$—	$536,529,776

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Financial Statements

15

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Canada: 3.8%
19,731	Progressive Waste Solutions Ltd. (USD) †	$612,253
United Kingdom: 3.9%
8,900	Steris Plc (USD)	632,345
United States: 92.4%
19,243	ABM Industries, Inc.	621,741
22,624	Calgon Carbon Corp.	317,189
8,762	Cantel Medical Corp.	625,256
51,514	Ceco Environmental Corp.	319,902
10,594	Clarcor, Inc.	612,227
12,706	Clean Harbors, Inc. *	626,914
36,146	Covanta Holding Corp.	609,422
49,493	Darling International, Inc. *	651,823
18,819	Donaldson Company, Inc.	600,514
45,766	Layne Christensen Co. * †	329,058
74,919	Newpark Resources, Inc. *	323,650
33,596	Republic Services, Inc.	1,600,849
17,025	Schnitzer Steel Industries, Inc.	313,941
12,939	Stericycle, Inc. *	1,632,772
12,056	Tennant Co.	620,643
11,976	Tenneco, Inc. *	616,884
20,975	Tetra Tech, Inc.	625,475
14,732	US Ecology, Inc.	650,565
24,574	Waste Connections, Inc.	1,587,235
27,361	Waste Management, Inc.	1,614,299
		14,900,359
Total Common Stocks (Cost: $14,173,263)		16,144,957
MONEY MARKET FUND: 0.5% (Cost: $82,509)
82,509	Dreyfus Government Cash Management Fund	82,509
Total Investments Before Collateral for Securities Loaned: 100.6% (Cost: $14,255,772)		16,227,466
Principal
Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.4%
Repurchase Agreements: 6.4%
$1,000,000	Repurchase agreement dated 3/31/16 with Daiwa Capital Markets America, Inc., 0.36%, due 4/1/16, proceeds $1,000,010; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/31/16 to 9/9/49, valued at $1,020,000 including accrued interest)	$1,000,000
41,744	Repurchase agreement dated 3/31/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, due 4/1/16, proceeds $41,744; (collateralized by various U.S. government and agency obligations, 3.13% to 3.63%, due 11/15/41 to 2/15/44, valued at $42,579 including accrued interest)	41,744
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,041,744)		1,041,744
Total Investments: 107.0% (Cost: $15,297,516)		17,269,210
Liabilities in excess of other assets: (7.0)%		(1,136,228)
NET ASSETS: 100.0%		$16,132,982

See Notes to Financial Statements

16

USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $931,424.

Summary of Investments by Sector Excluding
Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	3.8%	$616,884
Consumer Staples	4.0	651,823
Energy	2.0	323,650
Health Care	7.8	1,257,601
Industrials	78.0	12,663,869
Materials	3.9	631,130
Money Market Fund	0.5	82,509
	100.0%	$16,227,466

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$16,144,957	$—	$—	$16,144,957
Money Market Fund	82,509	—	—	82,509
Repurchase Agreements	—	1,041,744	—	1,041,744
Total	$16,227,466	$1,041,744	$—	$17,269,210

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Financial Statements

17

GAMING ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 98.0%
Australia: 14.5%
92,671	Aristocrat Leisure Ltd. #	$733,611
63,840	Crown Ltd. #	611,229
101,620	Star Entertainment Group Ltd. #	443,514
144,196	TABCORP Holdings Ltd. #	474,511
237,599	Tatts Group Ltd. #	690,811
		2,953,676
Canada: 1.4%
13,954	Amaya, Inc. (USD) * †	186,705
13,156	Intertain Group Ltd. *	105,476
		292,181
China / Hong Kong: 22.3%
367,240	Galaxy Entertainment Group Ltd. #	1,378,833
26,403	Melco Crown Entertainment Ltd. (ADR)	435,914
101,400	Melco International Development Ltd. #	141,169
155,700	MGM China Holdings Ltd. #	238,499
429,600	Sands China Ltd. #	1,753,985
401,000	SJM Holdings Ltd. #	286,914
203,600	Wynn Macau Ltd. * #	314,882
		4,550,196
Greece: 1.2%
33,907	OPAP SA #	237,734
Ireland: 6.7%
9,784	Paddy Power Betfair Plc #	1,366,640
Japan: 3.5%
8,979	Sankyo Co. Ltd. #	334,795
34,300	Sega Sammy Holdings, Inc. #	374,204
		708,999
Malaysia: 4.1%
123,167	Berjaya Sports Toto Bhd	99,758
539,198	Genting Malaysia Bhd #	627,309
159,240	Magnum Bhd	100,813
		827,880
Malta: 1.4%
24,889	Unibet Group Plc (SDR) #	282,534
New Zealand: 1.4%
82,941	Sky City Entertainment Group Ltd. #	288,248
Singapore: 3.2%
1,052,800	Genting Singapore Plc #	652,395
South Africa: 0.9%
111,521	Tsogo Sun Holdings Ltd. #	178,921
South Korea: 3.8%
18,746	Kangwon Land, Inc. #	670,135
8,649	Paradise Co. Ltd. #	109,655
		779,790
Sweden: 3.2%
20,729	Betsson AB #	321,661
6,032	NetEnt AB #	340,740
		662,401
Number
of Shares		Value

United Kingdom: 8.0%
45,711	GVC Holdings Plc	$331,787
136,731	Ladbrokes Plc #	228,792
37,301	Playtech Ltd. #	464,636
128,702	William Hill Plc #	602,597
		1,627,812
United States: 22.4%
11,670	Boyd Gaming Corp. *	241,102
1,795	Churchill Downs, Inc.	265,445
17,770	International Game Technology Plc	324,302
30,538	Las Vegas Sands Corp.	1,578,204
57,196	MGM Mirage *	1,226,282
8,330	Penn National Gaming, Inc. *	139,028
7,175	Pinnacle Entertainment, Inc. *	251,842
5,882	Wynn Resorts Ltd. †	549,555
		4,575,760
Total Common Stocks (Cost: $24,945,307)		19,985,167
REAL ESTATE INVESTMENT TRUST: 1.9% (Cost: $491,760)
United States: 1.9%
12,403	Gaming and Leisure Properties, Inc.	383,501
MONEY MARKET FUND: 0.1% (Cost: $17,110)
17,110	Dreyfus Government Cash Management Fund	17,110
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $25,454,177)		20,385,778

Principal
Amount

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.3% (Cost: $674,455)
Repurchase Agreement: 3.3%
$674,455	Repurchase agreement dated 3/31/16 with Daiwa Capital Markets America, Inc., 0.36%, due 4/1/16, proceeds $674,462; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/31/16 to 9/9/49, valued at $687,944 including accrued interest)	674,455
Total Investments: 103.3% (Cost: $26,128,632)		21,060,233
Liabilities in excess of other assets: (3.3)%		(667,098)
NET ASSETS: 100.0%		$20,393,135

See Notes to Financial Statements

18

ADR	American Depositary Receipt
SDR	Special Drawing Right
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $655,793.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $14,148,954 which represents 69.4% of net assets.

Summary of Investments by Sector Excluding
Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	94.1%	$19,179,791
Financials	1.9	383,501
Information Technology	3.9	805,376
Money Market Fund	0.1	17,110
	100.0%	$20,385,778

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Australia	$—	$2,953,676	$—	$2,953,676
Canada	292,181	—	—	292,181
China / Hong Kong	435,914	4,114,282	—	4,550,196
Greece	—	237,734	—	237,734
Ireland	—	1,366,640	—	1,366,640
Japan	—	708,999	—	708,999
Malaysia	200,571	627,309	—	827,880
Malta	—	282,534	—	282,534
New Zealand	—	288,248	—	288,248
Singapore	—	652,395	—	652,395
South Africa	—	178,921	—	178,921
South Korea	—	779,790	—	779,790
Sweden	—	662,401	—	662,401
United Kingdom	331,787	1,296,025	—	1,627,812
United States	4,575,760	—	—	4,575,760
Real Estate Investment Trust
United States	383,501	—	—	383,501
Money Market Fund	17,110	—	—	17,110
Repurchase Agreement	—	674,455	—	674,455
Total	$6,236,824	$14,823,409	$—	$21,060,233

During the period ended March 31, 2016, transfers of securities from Level 2 to Level 1 were $255,294. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

19

GENERIC DRUGS ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.3%
Belgium: 3.3%
1,044	UCB SA #	$79,810
Canada: 0.5%
4,625	ProMetic Life Sciences, Inc. *	11,013
China / Hong Kong: 5.0%
8,500	3SBio, Inc. * # Reg S 144A	11,477
34,000	CSPC Pharmaceutical Group Ltd. #	30,778
2,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	4,520
6,500	Luye Pharma Group Ltd. * #	5,028
3,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	8,268
6,600	Shanghai Pharmaceuticals Holding Co. Ltd. #	13,051
37,000	Sino Biopharmaceutical Ltd. #	27,762
4,400	Sinopharm Group Co. Ltd. #	19,887
		120,771
Finland: 1.2%
877	Orion OYJ #	28,991
Germany: 0.9%
544	Stada Arzneimittel AG #	21,572
Hungary: 1.0%
1,211	Richter Gedeon Nyrt #	24,136
India: 14.6%
193	Ajanta Pharma Ltd. #	4,105
2,198	Aurobindo Pharma Ltd. #	24,719
610	Biocon Ltd. #	4,451
2,258	Cadila Healthcare Ltd. #	10,803
4,075	Cipla Ltd. #	31,494
1,087	Divi’s Laboratories Ltd. #	16,202
1,115	Dr Reddy’s Laboratories Ltd. (ADR) †	50,387
1,222	Glenmark Pharmaceuticals Ltd. #	14,668
494	Ipca Laboratories Ltd. #	4,341
2,048	Lupin Ltd. #	45,740
1,322	Natco Pharma Ltd. #	8,237
585	Strides Arcolab Ltd. #	9,573
9,208	Sun Pharmaceuticals Industries Ltd. #	113,979
389	Torrent Pharmaceuticals Ltd. #	7,870
240	Wockhardt Ltd. * #	3,528
		350,097
Indonesia: 0.8%
177,400	Kalbe Farma Tbk PT #	19,317
Ireland: 11.7%
1,306	Alkermes Plc (USD) *	44,652
1,778	Endo International Plc (USD) *	50,051
489	ICON Plc (USD) *	36,724
1,163	Perrigo Co. Plc (USD)	148,783
		280,210
Israel: 8.1%
117	Taro Pharmaceutical Industries Ltd. (USD) *	16,760
3,304	Teva Pharmaceutical Industries Ltd. (ADR)	176,797
		193,557
Number of Shares		Value

Japan: 5.6%
400	Hisamitsu Pharmaceutical Co., Inc. #	$17,900
200	Kissei Pharmaceutical Co. Ltd. #	4,610
2,100	Kyowa Hakko Kirin Co. Ltd. #	33,554
100	Mochida Pharmaceutical Co. Ltd. #	7,432
400	Nichi-iko Pharmaceutical Co. Ltd. #	9,228
300	PeptiDream, Inc. * #	18,253
300	Sawai Pharmaceutical Co. Ltd. #	18,798
300	Taisho Pharmaceutical Holdings Co. Ltd. #	23,808
		133,583
Jordan: 1.2%
1,040	Hikma Pharmaceuticals Plc (GBP) #	29,554
Luxembourg: 0.4%
54	Cosmo Pharmaceuticals SA (CHF) * #	8,618
South Africa: 2.4%
2,609	Aspen Pharmacare Holdings Ltd. #	56,708
South Korea: 6.7%
778	Celltrion, Inc. * #	74,636
46	Green Cross Corp. #	7,199
192	Green Cross Holdings Corp. #	6,107
43	Hanmi Pharm Co. Ltd. #	26,278
92	Hanmi Science Co. Ltd. #	11,972
33	Kolon Life Science, Inc. #	4,921
34	Medy-Tox, Inc. #	13,117
64	Yuhan Corp. #	15,696
		159,926
Spain: 0.4%
501	Almirall SA #	8,416
Sweden: 1.7%
2,170	Meda AB #	40,386
Switzerland: 3.2%
454	Lonza Group AG #	77,057
Taiwan: 0.6%
1,000	OBI Pharma, Inc. * #	12,321
2,000	ScinoPharm Taiwan Ltd. #	3,081
		15,402
United States: 31.0%
564	Akorn, Inc. *	13,271
977	Albemarle Corp.	62,460
4,943	Baxalta, Inc.	199,697
274	Cambrex Corp. *	12,056
401	Charles River Laboratories International, Inc. *	30,452
81	Eagle Pharmaceuticals, Inc. * †	3,281
911	Halozyme Therapeutics, Inc. * †	8,627
1,239	Horizon Pharma Plc *	20,530
597	Impax Laboratories, Inc. *	19,116
373	INC Research Holdings, Inc. *	15,371
211	Insys Therapeutics, Inc. * †	3,374
177	Ligand Pharmaceuticals, Inc. * †	18,955
977	Mallinckrodt Plc *	59,871
3,447	Mylan NV *	159,768
1,184	Nektar Therapeutics *	16,280
2,844	Opko Health, Inc. * †	29,549
314	Pacira Pharmaceuticals, Inc. *	16,636
178	PRA Health Sciences, Inc. *	7,611
725	Quintiles Transnational Holdings, Inc. *	47,198
		744,103
Total Common Stocks (Cost: $2,491,972)		2,403,227

See Notes to Financial Statements

20

Number of Shares		Value

RIGHTS: 0.0% (Cost: $0)
India: 0.0%
52	Sun Pharma Advanced Research Co. Ltd. Rights (INR 245.00, expiring 04/11/16) * # §	$33
MONEY MARKET FUND: 0.2% (Cost: $5,379)
5,379	Dreyfus Government Cash Management Fund	5,379
Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $2,497,351)		2,408,639
Principal Amount		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.1% (Cost: $75,533)
Repurchase Agreement: 3.1%
$75,533	Repurchase agreement dated 3/31/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, due 4/1/16, proceeds $75,534; (collateralized by various U.S. government and agency obligations, 3.13% to 3.63%, due 11/15/41 to 2/15/44, valued at $77,044 including accrued interest)	$75,533
Total Investments: 103.6% (Cost: $2,572,884)		2,484,172
Liabilities in excess of other assets: (3.6)%		(86,906)
NET ASSETS: 100.0%		$2,397,266

ADR	American Depositary Receipt
CHF	Swiss Franc
GBP	British Pound
INR	Indian Rupee
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $74,537.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,123,990 which represents 46.9% of net assets.
§	Illiquid Security—the aggregate value of illiquid securities is $33 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $11,477, or 0.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Biotechnology	16.0%	$385,966
Health Care Distributors	1.4	32,938
Life Sciences Tools & Services	10.1	242,671
Pharmaceuticals	69.7	1,679,225
Specialty Chemicals	2.6	62,460
Money Market Fund	0.2	5,379
	100.0%	$2,408,639

See Notes to Financial Statements

21

GENERIC DRUGS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Belgium	$—	$79,810	$—	$79,810
Canada	11,013	—	—	11,013
China / Hong Kong	—	120,771	—	120,771
Finland	—	28,991	—	28,991
Germany	—	21,572	—	21,572
Hungary	—	24,136	—	24,136
India	50,387	299,710	—	350,097
Indonesia	—	19,317	—	19,317
Ireland	280,210	—	—	280,210
Israel	193,557	—	—	193,557
Japan	—	133,583	—	133,583
Jordan	—	29,554	—	29,554
Luxembourg	—	8,618	—	8,618
South Africa	—	56,708	—	56,708
South Korea	—	159,926	—	159,926
Spain	—	8,416	—	8,416
Sweden	—	40,386	—	40,386
Switzerland	—	77,057	—	77,057
Taiwan	—	15,402	—	15,402
United States	744,103	—	—	744,103
Rights
India	—	33	—	33
Money Market Fund	5,379	—	—	5,379
Repurchase Agreement	—	75,533	—	75,533
Total	$1,284,649	$1,199,523	$—	$2,484,172

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Financial Statements

22

 PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.2%
Denmark: 5.0%
232,879	Novo-Nordisk AS (ADR)	$12,619,713
France: 5.1%
322,003	Sanofi SA (ADR) †	12,931,640
Ireland: 10.9%
74,586	Endo International Plc (USD) *	2,099,596
21,700	Jazz Pharmaceuticals Plc (USD) *	2,832,935
77,997	Perrigo Co. Plc (USD)	9,978,156
73,307	Shire Plc (ADR) †	12,601,473
		27,512,160
Israel: 4.3%
201,410	Teva Pharmaceutical Industries Ltd. (ADR)	10,777,449
Switzerland: 5.1%
178,920	Novartis AG (ADR)	12,960,965
United Kingdom: 9.7%
398,281	AstraZeneca Plc (ADR) †	11,215,593
324,097	GlaxoSmithKline Plc (ADR)	13,142,133
		24,357,726
United States: 59.1%
296,886	Abbott Laboratories	12,418,741
229,782	AbbVie, Inc.	13,125,148
38,241	Akorn, Inc. * †	899,811
44,684	Allergan Plc *	11,976,652
102,799	AmerisourceBergen Corp.	8,897,253
197,702	Bristol-Myers Squibb Co.	12,629,204
158,576	Eli Lilly & Co.	11,419,058
121,279	Johnson & Johnson	13,122,388
43,236	Mallinckrodt Plc *	2,649,502
72,039	McKesson Corp.	11,328,133
247,468	Merck and Co., Inc.	13,093,532
192,676	Mylan NV *	8,930,533
435,690	Pfizer, Inc.	12,913,852
174,419	Valeant Pharmaceuticals International, Inc. *	4,587,220
251,891	Zoetis, Inc.	11,166,328
		149,157,355
Total Common Stocks (Cost: $314,333,321)		250,317,008
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 9.1%
Repurchase Agreements: 9.1%
$5,464,067	Repurchase agreement dated 3/31/16 with BNP Paribas Securities Corp., 0.31%, due 4/1/16, proceeds $5,464,114; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 11/15/16 to 2/1/46, valued at $5,573,349 including accrued interest)	$5,464,067
1,150,128	Repurchase agreement dated 3/31/16 with Credit Agricole CIB, 0.28%, due 4/1/16, proceeds $1,150,137; (collateralized by various U.S. government and agency obligations, 1.25%, due 3/31/21, valued at $1,173,132 including accrued interest)	1,150,128
5,464,067	Repurchase agreement dated 3/31/16 with Daiwa Capital Markets America, Inc., 0.36%, due 4/1/16, proceeds $5,464,122; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/31/16 to 9/9/49, valued at $5,573,348 including accrued interest)	5,464,067
5,464,067	Repurchase agreement dated 3/31/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, due 4/1/16, proceeds $5,464,113; (collateralized by various U.S. government and agency obligations, 1.41% to 7.00%, due 5/15/24 to 1/20/66, valued at $5,573,348 including accrued interest)	5,464,067
5,464,067	Repurchase agreement dated 3/31/16 with Mizuho Securities USA, Inc., 0.34%, due 4/1/16, proceeds $5,464,119; (collateralized by various U.S. government and agency obligations, 1.94% to 9.50%, due 10/1/19 to 6/1/44, valued at $5,573,348 including accrued interest)	5,464,067
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $23,006,396)		23,006,396
Total Investments: 108.3% (Cost: $337,339,717)		273,323,404
Liabilities in excess of other assets: (8.3)%		(21,021,486)
NET ASSETS: 100.0%		$252,301,918

See Notes to Financial Statements

23

PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $22,639,023.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Health Care	18.6%	$46,615,008
Health Care Equipment	5.0	12,418,741
Pharmaceuticals	76.4	191,283,259
	100.0%	$250,317,008

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$250,317,008	$—	$—	$250,317,008
Repurchase Agreements	—	23,006,396	—	23,006,396
Total	$250,317,008	$23,006,396	$—	$273,323,404

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Financial Statements

24

RETAIL ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
China / Hong Kong: 4.1%
220,882	JD.com, Inc. (ADR) * †	$5,853,373
United States: 96.0%
32,444	Amazon.com, Inc. *	19,260,056
37,639	AmerisourceBergen Corp.	3,257,656
4,057	AutoZone, Inc. *	3,232,171
26,379	Bed Bath & Beyond, Inc. *	1,309,454
38,798	Best Buy Co., Inc.	1,258,607
58,046	Cardinal Health, Inc.	4,756,870
44,727	Costco Wholesale Corp.	7,048,081
83,651	CVS Caremark Corp.	8,677,118
52,626	Dollar General Corp.	4,504,786
90,773	Home Depot, Inc.	12,111,841
29,910	Kohl’s Corp.	1,394,105
163,325	Kroger Co.	6,247,181
48,816	L Brands, Inc.	4,286,533
96,768	Lowe’s Cos., Inc.	7,330,176
63,386	MACY’S, Inc.	2,794,689
36,701	McKesson Corp.	5,771,232
73,208	Ross Stores, Inc.	4,238,743
91,654	Sysco Corp.	4,282,991
75,138	Target Corp.	6,182,355
53,653	The Gap, Inc. †	1,577,398
81,734	TJX Cos., Inc.	6,403,859
83,792	Walgreens Boots Alliance, Inc.	7,058,638
146,947	Wal-Mart Stores, Inc.	10,064,400
57,546	Whole Foods Market, Inc.	1,790,256
		134,839,196
Total Common Stocks (Cost: $147,721,317)		140,692,569
MONEY MARKET FUND: 0.0% (Cost: $4,542)
4,542	Dreyfus Government Cash Management Fund	4,542
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $147,725,859)		140,697,111
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.5%
Repurchase Agreements: 1.5%
$1,000,000	Repurchase agreement dated 3/31/16 with Daiwa Capital Markets America, Inc., 0.36%, due 4/1/16, proceeds $1,000,010; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/31/16 to 9/9/49, valued at $1,020,000 including accrued interest)	$1,000,000
1,000,000	Repurchase agreement dated 3/31/16 with HSBC Securities USA, Inc., 0.27%, due 4/1/16, proceeds $1,000,008; (collateralized by various U.S. government and agency obligations, 0.00%, due 5/15/16 to 8/15/40, valued at $1,020,000 including accrued interest)	1,000,000
62,277	Repurchase agreement dated 3/31/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, due 4/1/16, proceeds $62,277; (collateralized by various U.S. government and agency obligations, 3.13% to 3.63%, due 11/15/41 to 2/15/44, valued at $63,523 including accrued interest)	62,277
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $2,062,277)		2,062,277
Total Investments: 101.6% (Cost: $149,788,136)		142,759,388
Liabilities in excess of other assets: (1.6)%		(2,253,248)
NET ASSETS: 100.0%		$140,506,140

See Notes to Financial Statements

25

RETAIL ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

ADR	American Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,982,514.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	58.1%	$81,738,146
Consumer Staples	32.1	45,168,665
Health Care	9.8	13,785,758
Money Market Fund	0.0	4,542
	100.0%	$140,697,111

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$140,692,569	$—	$—	$140,692,569
Money Market Fund	4,542	—	—	4,542
Repurchase Agreements	—	2,062,277	—	2,062,277
Total	$140,697,111	$2,062,277	$—	$142,759,388

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Financial Statements

26

 SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Bermuda: 0.9%
178,723	Marvell Technology Group Ltd. (USD)	$1,842,634
Netherlands: 9.6%
97,786	ASML Holding NV (USD) †	9,816,737
107,950	NXP Semiconductors NV (USD) *	8,751,507
		18,568,244
Singapore: 5.2%
65,918	Broadcom Ltd. (USD)	10,184,331
Taiwan: 13.2%
975,437	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	25,556,449
United Kingdom: 4.5%
197,629	ARM Holdings Plc (ADR)	8,634,411
United States: 66.7%
124,575	Analog Devices, Inc.	7,373,594
432,080	Applied Materials, Inc.	9,151,454
128,456	Cadence Design Systems, Inc. *	3,028,993
838,050	Intel Corp.	27,110,918
63,857	Lam Research Corp. †	5,274,588
78,145	Linear Technology Corp.	3,482,141
120,470	Maxim Integrated Products, Inc.	4,430,887
84,429	Microchip Technology, Inc. †	4,069,478
566,732	Micron Technology, Inc. *	5,933,684
52,223	Microsemi Corp. *	2,000,663
202,692	NVIDIA Corp.	7,221,916
212,168	ON Semiconductor Corp. *	2,034,691
49,087	Qorvo, Inc. *	2,474,476
274,794	Qualcomm, Inc.	14,052,965
87,080	SanDisk Corp.	6,625,046
103,482	Skyworks Solutions, Inc.	8,061,248
80,831	Teradyne, Inc.	1,745,141
168,122	Texas Instruments, Inc.	9,653,565
115,543	Xilinx, Inc.	5,480,205
		129,205,653
Total Common Stocks (Cost: $208,814,380)		193,991,722
MONEY MARKET FUND: 0.0% (Cost: $9,146)
9,146	Dreyfus Government Cash Management Fund	9,146
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $208,823,526)		194,000,868
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.0%
Repurchase Agreements: 4.0%
$1,830,748	Repurchase agreement dated 3/31/16 with BNP Paribas Securities Corp., 0.31%, due 4/1/16, proceeds $1,830,764; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 11/15/16 to 2/1/46, valued at $1,867,363 including accrued interest)	$1,830,748
385,292	Repurchase agreement dated 3/31/16 with Credit Agricole CIB, 0.28%, due 4/1/16, proceeds $385,295; (collateralized by various U.S. government and agency obligations, 1.25%, due 3/31/21, valued at $392,998 including accrued interest)	385,292
1,830,748	Repurchase agreement dated 3/31/16 with Daiwa Capital Markets America, Inc., 0.36%, due 4/1/16, proceeds $1,830,766; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 5/31/16 to 9/9/49, valued at $1,867,363 including accrued interest)	1,830,748
1,830,748	Repurchase agreement dated 3/31/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, due 4/1/16, proceeds $1,830,763; (collateralized by various U.S. government and agency obligations, 1.41% to 7.00%, due 5/15/24 to 1/20/66, valued at $1,867,363 including accrued interest)	1,830,748
1,830,748	Repurchase agreement dated 3/31/16 with Mizuho Securities USA, Inc., 0.34%, due 4/1/16, proceeds $1,830,765; (collateralized by various U.S. government and agency obligations, 1.94% to 9.50%, due 10/1/19 to 6/1/44, valued at $1,867,363 including accrued interest)	1,830,748
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $7,708,284)		7,708,284
Total Investments: 104.1% (Cost: $216,531,810)		201,709,152
Liabilities in excess of other assets: (4.1)%		(7,863,424)
NET ASSETS: 100.0%		$193,845,728

See Notes to Financial Statements

27

SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,504,324.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Information Technology	19.8%	$38,366,474
Semiconductor Equipment	13.4	25,987,920
Semiconductors	66.8	129,637,328
Money Market Fund	0.0	9,146
	100.0%	$194,000,868

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$193,991,722	$—	$—	$193,991,722
Money Market Fund	9,146	—	—	9,146
Repurchase Agreements	—	7,708,284	—	7,708,284
Total	$194,000,868	$7,708,284	$—	$201,709,152

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Financial Statements

28

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VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2016 (unaudited)

	Biotech ETF	Environmental Services ETF	Gaming ETF	Generic Drugs ETF
Assets:
Investments, at value (1) (2)	$518,551,954	$16,227,466	$20,385,778	$2,408,639
Short-term investments held as collateral for securities loaned (3)	17,977,822	1,041,744	674,455	75,533
Cash denominated in foreign currency, at value (4)	—	—	175,744	7,114
Receivables:
Investment securities sold	—	822,357	16,448	—
Shares sold	—	—	—	—
Due from Adviser	—	—	—	11,853
Dividends	63,929	21,675	131,556	2,278
Prepaid expenses	9,216	2,607	2,749	4,977
Total assets	536,602,921	18,115,849	21,386,730	2,510,394

Liabilities:
Payables:
Investment securities purchased	1,551	866,314	17,905	5,682
Collateral for securities loaned	17,977,822	1,041,744	674,455	75,533
Line of credit	—	—	168,028	—
Shares redeemed	—	—	—	—
Due to Adviser	122,201	1,708	3,399	—
Due to custodian	—	—	17,110	—
Deferred Trustee fees	27,001	1,973	5,066	—
Accrued expenses	98,863	71,128	107,632	31,913
Total liabilities	18,227,438	1,982,867	993,595	113,128
NET ASSETS	$518,375,483	$16,132,982	$20,393,135	$2,397,266
Shares outstanding	4,996,503	250,000	600,000	100,000
Net asset value, redemption and offering price per share	$103.75	$64.53	$33.99	$23.97

Net assets consist of:
Aggregate paid in capital	$649,278,193	$29,600,620	$31,274,153	$2,521,970
Net unrealized appreciation (depreciation)	(127,748,451)	1,971,694	(5,063,940)	(88,658)
Undistributed net investment income	247,082	40,454	174,113	1,693
Accumulated net realized gain (loss)	(3,401,341)	(15,479,786)	(5,991,191)	(37,739)
	$518,375,483	$16,132,982	$20,393,135	$2,397,266
(1) Value of securities on loan	$18,360,475	$931,424	$655,793	$74,537
(2) Cost of investments	$646,300,405	$14,255,772	$25,454,177	$2,497,351
(3) Cost of short-term investments held as collateral for securities loaned	$17,977,822	$1,041,744	$674,455	$75,533
(4) Cost of cash denominated in foreign currency	$—	$—	$171,641	$7,085

See Notes to Financial Statements

30

Pharmaceutical	Retail	Semiconductor
ETF	ETF	ETF

$250,317,008	$140,697,111	$194,000,868
23,006,396	2,062,277	7,708,284
—	—	—
1,254,646	—	—
—	—	5
—	—	—
1,760,308	215,354	28,295
5,839	4,310	6,299
276,344,197	142,979,052	201,743,751

825	578	807
23,006,396	2,062,277	7,708,284
870,887	316,568	—
900	—	32
63,792	32,926	76,357
11	—	169
16,944	3,767	19,340
82,524	56,796	93,034
24,042,279	2,472,912	7,898,023
$252,301,918	$140,506,140	$193,845,728
4,388,138	1,821,531	3,520,937
$57.50	$77.14	$55.06

$321,330,038	$140,161,408	$169,735,827
(64,016,313)	(7,028,748)	(14,822,658)
2,756,807	661,441	1,150,403
(7,768,614)	6,712,039	37,782,156
$252,301,918	$140,506,140	$193,845,728
$22,639,023	$1,982,514	$7,504,324
$314,333,321	$147,725,859	$208,823,526
$23,006,396	$2,062,277	$7,708,284
$—	$—	$—

See Notes to Financial Statements

31

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2016 (unaudited)

	Biotech ETF	Environmental Services ETF	Gaming ETF	Generic Drugs ETF (a)
Income:
Dividends	$1,927,148	$118,026	$298,277	$4,628
Securities lending income	19,411	2,571	3,887	332
Foreign taxes withheld	(16,951)	(2,080)	(15,173)	(423)
Total income	1,929,608	118,517	286,991	4,537

Expenses:
Management fees	1,079,501	37,083	55,212	2,587
Professional fees	50,247	25,902	25,490	13,477
Insurance	6,798	134	238	—
Trustees’ fees and expenses	11,111	712	969	930
Reports to shareholders	22,185	4,139	5,769	3,956
Indicative optimized portfolio value fee	2,144	—	9,131	1,233
Custodian fees	10,360	1,012	12,178	8,620
Registration fees	2,536	2,535	2,554	1,522
Transfer agent fees	1,072	1,071	1,071	548
Fund accounting fees	16,987	391	3,324	1,674
Interest	5,133	129	1,291	—
Other	19,948	3,666	4,135	1,475
Total expenses	1,228,022	76,774	121,362	36,022
Waiver of management fees	(143,389)	(35,854)	(48,295)	(2,587)
Expenses assumed by the Adviser	—	—	—	(30,591)
Net expenses	1,084,633	40,920	73,067	2,844
Net investment income	844,975	77,597	213,924	1,693

Net realized gain (loss) on:
Investments	(7,624,557)	(303,842)	(2,058,955)	(35,951)
In-kind redemptions	8,825,285	—	(725,698)	—
Foreign currency transactions and foreign denominated assets and liabilities	—	—	(9,788)	(1,788)
Net realized gain (loss)	1,200,728	(303,842)	(2,794,441)	(37,739)

Net change in unrealized appreciation (depreciation) on:
Investments	(58,405,861)	1,936,337	6,378,937	(88,712)
Foreign currency transactions and foreign denominated assets and liabilities	—	—	6,014	54
Net change in unrealized appreciation (depreciation)	(58,405,861)	1,936,337	6,384,951	(88,658)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(56,360,158)	$1,710,092	$3,804,434	$(124,704)

(a)	Commencement of operations for Generic Drugs ETF was January 12, 2016.

See Notes to Financial Statements

32

Pharmaceutical	Retail	Semiconductor
ETF	ETF	ETF

$4,472,038	$1,331,603	$2,365,927
21,560	2,822	23,651
(182,495)	—	—
4,311,103	1,334,425	2,389,578

558,939	292,846	503,277
39,073	28,890	34,951
3,203	1,786	3,598
5,620	3,508	6,670
11,605	7,077	13,627
2,028	2,028	2,028
4,622	4,687	5,046
2,537	2,922	4,107
1,071	1,071	1,071
8,753	5,979	8,709
5,282	331	1,761
7,085	4,761	7,326
649,818	355,886	592,171
(85,595)	(62,709)	(87,133)
—	—	—
564,223	293,177	505,038
3,746,880	1,041,248	1,884,540

(1,973,195)	(344,969)	(722,636)
(5,790,014)	8,076,351	39,553,182

—	—	—
(7,763,209)	7,731,382	38,830,546

(24,127,328)	1,051,438	3,772,529

—	—	—
(24,127,328)	1,051,438	3,772,529
$(28,143,657)	$9,824,068	$44,487,615

See Notes to Financial Statements

33

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Biotech ETF		Environmental Services ETF
	For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015
	(unaudited)		(unaudited)
Operations:
Net investment income	$844,975	$1,332,054	$77,597	$182,460
Net realized gain (loss)	1,200,728	190,171,733	(303,842)	(339,674)
Net change in unrealized appreciation (depreciation)	(58,405,861)	(154,774,310)	1,936,337	(1,128,708)
Net increase (decrease) in net assets resulting from operations	(56,360,158)	36,729,477	1,710,092	(1,285,922)

Dividends to shareholders:
Dividends from net investment income	(1,869,172)	—	(170,000)	(263,000)

Share transactions:**
Proceeds from sale of shares	51,346,305	515,674,327	—	12,572,433
Cost of shares redeemed	(126,719,884)	(439,848,484)	—	(12,572,433)
Increase (Decrease) in net assets resulting from share transactions	(75,373,579)	75,825,843	—	—
Total increase (decrease) in net assets	(133,602,909)	112,555,320	1,540,092	(1,548,922)
Net Assets, beginning of period	651,978,392	539,423,072	14,592,890	16,141,812
Net Assets, end of period†	$518,375,483	$651,978,392	$16,132,982	$14,592,890
† Including undistributed net investment income	$247,082	$1,271,279	$40,454	$132,857

** Shares of Common Stock Issued (no par value)
Shares sold	450,000	4,100,000	—	200,000
Shares redeemed	(1,150,000)	(3,500,000)	—	(200,000)
Net increase (decrease)	(700,000)	600,000	—	—

*	Commencement of operations

See Notes to Financial Statements

34

Gaming ETF		Generic Drugs ETF	Pharmaceutical ETF
For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015	For the Period January 12, 2016* through March 31, 2016	For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015
(unaudited)		(unaudited)	(unaudited)

$213,924	$980,387	$1,693	$3,746,880	$6,580,800
(2,794,441)	(139,806)	(37,739)	(7,763,209)	70,592,801
6,384,951	(11,556,233)	(88,658)	(24,127,328)	(75,458,283)
3,804,434	(10,715,652)	(124,704)	(28,143,657)	1,715,318

(909,300)	(1,789,800)	—	(2,413,811)	(6,396,063)

—	5,948,582	2,521,970	233,831,729	276,929,722
(6,361,161)	(12,968,022)	—	(265,269,566)	(363,840,122)

(6,361,161)	(7,019,440)	2,521,970	(31,437,837)	(86,910,400)
(3,466,027)	(19,524,892)	2,397,266	(61,995,305)	(91,591,145)
23,859,162	43,384,054	—	314,297,223	405,888,368
$20,393,135	$23,859,162	$2,397,266	$252,301,918	$314,297,223
$174,113	$869,489	$1,693	$2,756,807	$1,423,738

—	150,000	100,000	3,700,000	4,000,000
(200,000)	(350,000)	—	(4,300,000)	(5,400,000)
(200,000)	(200,000)	100,000	(600,000)	(1,400,000)

See Notes to Financial Statements

35

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Retail ETF		Semiconductor ETF
	For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015
	(unaudited)		(unaudited)
Operations:
Net investment income	$1,041,248	$3,295,092	$1,884,540	$7,988,254
Net realized gain (loss)	7,731,382	24,307,265	38,830,546	(41,410,659)
Net change in unrealized appreciation (depreciation)	1,051,438	(8,434,125)	3,772,529	(3,130,916)
Net increase (decrease) in net assets resulting from operations	9,824,068	19,168,232	44,487,615	(36,553,321)

Dividends to shareholders:
Dividends from net investment income	(3,353,072)	(690,116)	(5,557,739)	(6,554,432)

Share transactions:**
Proceeds from sale of shares	77,026,059	332,584,044	2,451,972,937	7,511,380,699
Cost of shares redeemed	(146,899,447)	(213,877,277)	(2,487,980,231)	(7,692,308,773)
Increase (Decrease) in net assets resulting from share transactions	(69,873,388)	118,706,767	(36,007,294)	(180,928,074)
Total increase (decrease) in net assets	(63,402,392)	137,184,883	2,922,582	(224,035,827)
Net Assets, beginning of period	203,908,532	66,723,649	190,923,146	414,958,973
Net Assets, end of period†	$140,506,140	$203,908,532	$193,845,728	$190,923,146
† Including undistributed net investment income	$661,441	$2,973,265	$1,150,403	$4,823,602

** Shares of Common Stock Issued (no par value)
Shares sold	1,000,000	4,600,000	47,500,000	140,850,000
Shares redeemed	(1,950,000)	(2,900,000)	(47,800,000)	(145,150,000)
Net increase (decrease)	(950,000)	1,700,000	(300,000)	(4,300,000)

See Notes to Financial Statements

36

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Biotech ETF #
	For the					For the Period
	Six Months					December 20,
	Ended					2011 (a) through
	March 31,		For the Year Ended September 30,			September 30,
	2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$114.45		$105.84	$82.74	$54.07	$35.28
Income from investment operations:
Net investment income (loss)	0.16		0.24	(0.03)	0.01	0.01
Net realized and unrealized gain (loss) on investments	(10.52)		8.37	23.13	28.85	18.78
Total from investment operations	(10.36)		8.61	23.10	28.86	18.79
Less:
Dividends from net investment income	(0.34)		—	— (e)	(0.02)	—
Distributions from net realized capital gains	—		—	—	(0.17)	—
Total dividends and distributions	(0.34)		—	—	(0.19)	—
Net asset value, end of period	$103.75		$114.45	$105.84	$82.74	$54.07
Total return (b)	(9.11	)%(d)	8.13%	27.92%	53.55%	53.26	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$518,375		$651,978	$539,423	$434,089	$132,278
Ratio of gross expenses to average net assets	0.40	%(c)	0.40%	0.41%	0.41%	0.44	%(c)
Ratio of net expenses to average net assets	0.35	%(c)	0.35%	0.35%	0.35%	0.35	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(c)	0.35%	0.35%	0.35%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	0.27	%(c)	0.18%	(0.03)%	0.01%	0.03	%(c)
Portfolio turnover rate	11	%(d)	12%	11%	0%	12	%(d)

	Environmental Services ETF
						For the Period
	For the					January 1,		For the
	Six Months					2012 through		Year Ended
	March 31,		For the Year Ended September 30,			September 30,		December 31,
	2016		2015	2014	2013	2012		2011
	(unaudited)
Net asset value, beginning of period	$58.37		$64.57	$62.43	$49.65	$46.61		$51.54
Income from investment operations:
Net investment income	0.31		0.73	1.00	0.91	0.50		0.62
Net realized and unrealized gain (loss) on investments	6.53		(5.88)	1.89	12.66	2.54		(4.93)
Total from investment operations	6.84		(5.15)	2.89	13.57	3.04		(4.31)
Less:
Dividends from net investment income	(0.68)		(1.05)	(0.75)	(0.79)	—		(0.62)
Net asset value, end of period	$64.53		$58.37	$64.57	$62.43	$49.65		$46.61
Total return (b)	11.83	%(d)	(8.18)%	4.62%	27.67%	6.52	%(d)	(8.36)%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$16,133		$14,593	$16,142	$18,729	$19,860		$23,305
Ratio of gross expenses to average net assets	1.03	%(c)	1.15%	0.92%	1.01%	1.01	%(c)	0.83%
Ratio of net expenses to average net assets	0.55	%(c)	0.55%	0.55%	0.55%	0.55	%(c)	0.55%
Ratio of net expenses, excluding interest expense, to average net assets	0.55	%(c)	0.55%	0.55%	0.55%	0.55	%(c)	0.55%
Ratio of net investment income to average net assets	1.05	%(c)	1.15%	1.32%	1.60%	1.23	%(c)	1.08%
Portfolio turnover rate	16	%(d)	19%	13%	5%	4	%(d)	1%

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized
(e)	Amount represents less than $0.005 per share
#	On February 14, 2012, the Fund effected a 3 for 1 share split (See Note 10). Per share data has been adjusted to reflect the share split.

See Notes to Financial Statements

37

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Gaming ETF
						For the Period
	For the					January 1,		For the
	Six Months					2012 through		Year Ended
	March 31,		For the Year Ended September 30,			September 30,		December 31,
	2016		2015	2014	2013	2012		2011
	(unaudited)
Net asset value, beginning of period	$29.82		$43.38	$47.49	$34.22	$30.23		$31.48
Income from investment operations:
Net investment income	0.31	(e)	1.12 (e)	1.76	1.10	0.80		0.75
Net realized and unrealized gain (loss) on investments	5.16		(12.80)	(5.35)	13.55	3.19		(1.34)
Total from investment operations	5.47		(11.68)	(3.59)	14.65	3.99		(0.59)
Less:
Dividends from net investment income	(1.30)		(1.88)	(0.52)	(1.38)	—		(0.63)
Distributions from net realized capital gains	—		—	—	—	—		(0.03)
Total dividends and distributions	(1.30)		(1.88)	(0.52)	(1.38)	—		(0.66)
Net asset value, end of period	$33.99		$29.82	$43.38	$47.49	$34.22		$30.23
Total return (b)	18.69	%(d)	(27.91)%	(7.76)%	44.14%	13.20	%(d)	(1.87)%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$20,393		$23,859	$43,384	$56,982	$59,894		$96,729
Ratio of gross expenses to average net assets	1.10	%(c)	1.00%	0.73%	0.83%	0.78	%(c)	0.66%
Ratio of net expenses to average net assets	0.66	%(c)	0.66%	0.65%	0.65%	0.66	%(c)	0.65%
Ratio of net expenses, excluding interest expense, to average net assets	0.65	%(c)	0.65%	0.65%	0.65%	0.65	%(c)	0.65%
Ratio of net investment income to average net assets	1.94	%(c)	2.92%	2.73%	2.73%	2.29	%(c)	1.91%
Portfolio turnover rate	17	%(d)	27%	35%	16%	18	%(d)	19%

	Generic Drugs ETF
	For the Period
	January 12,
	2016 (a) through
	March 31,
	2016
	(unaudited)
Net asset value, beginning of period	$25.21
Income from investment operations:
Net investment income	0.02
Net realized and unrealized loss on investments	(1.26)
Total from investment operations	(1.24)
Net asset value, end of period	$23.97
Total return (b)	(4.92	)%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$2,397
Ratio of gross expenses to average net assets	6.96	%(c)
Ratio of net expenses to average net assets	0.55	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.55	%(c)
Ratio of net investment income to average net assets	0.33	%(c)
Portfolio turnover rate	19	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized
(e)	Calculated based upon average shares outstanding.

See Notes to Financial Statements

38

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Pharmaceutical ETF #
	For the					For the Period
	Six Months					December 20,
	Ended					2011 (a) through
	March 31,		For the Year Ended September 30,			September 30,
	2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$63.01		$63.54	$47.89	$41.03	$35.96
Income from investment operations:
Net investment income	0.73	(e)	1.31	1.02	1.08	1.12
Net realized and unrealized gain (loss) on investments	(5.75)		(0.62)	15.66	7.78	3.95
Total from investment operations	(5.02)		0.69	16.68	8.86	5.07
Less:
Dividends from net investment income	(0.49)		(1.22)	(1.03)	(2.00)	—
Net asset value, end of period	$57.50		$63.01	$63.54	$47.89	$41.03
Total return (b)	(8.05	)%(d)	0.96%	35.19%	22.44%	14.10	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$252,302		$314,297	$405,888	$241,267	$173,897
Ratio of gross expenses to average net assets	0.41	%(c)	0.41%	0.42%	0.43%	0.41	%(c)
Ratio of net expenses to average net assets	0.35	%(c)	0.36%	0.35%	0.35%	0.35	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(c)	0.35%	0.35%	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	2.35	%(c)	1.78%	1.85%	2.30%	2.74	%(c)
Portfolio turnover rate	11	%(d)	12%	14%	3%	1	%(d)

	Retail ETF *
	For the					For the Period
	Six Months					December 20,
	Ended					2011 (a) through
	March 31,		For the Year Ended September 30,			September 30,
	2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$73.57		$62.27	$55.34	$44.88	$37.32
Income from investment operations:
Net investment income	0.47	(e)	1.12 (e)	0.60	0.27	0.95
Net realized and unrealized gain on investments	4.85		10.47	6.94	11.04	6.63
Total from investment operations	5.32		11.59	7.54	11.31	7.58
Less:
Dividends from net investment income	(1.75)		(0.29)	(0.61)	(0.85)	(0.02)
Net asset value, end of period	$77.14		$73.57	$62.27	$55.34	$44.88
Total return (b)	7.20	%(d)	18.63%	13.65%	25.69%	20.32	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$140,506		$203,909	$66,724	$42,696	$21,163
Ratio of gross expenses to average net assets	0.43	%(c)	0.42%	0.63%	0.69%	0.55	%(c)
Ratio of net expenses to average net assets	0.35	%(c)	0.35%	0.35%	0.35%	0.35	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(c)	0.35%	0.35%	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	1.25	%(c)	1.49%	1.23%	1.84%	1.40	%(c)
Portfolio turnover rate	3	%(d)	5%	3%	3%	2	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized
(e)	Calculated based upon average shares outstanding.
#	On February 14, 2012, the Fund effected a 2 for 1 share split (See Note 10). Per share data has been adjusted to reflect the share split.
*	On February 14, 2012, the Fund effected a 3 for 1 share split (See Note 10). Per share data has been adjusted to reflect the share split.

See Notes to Financial Statements

39

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Semiconductor ETF
	For the					For the Period
	Six Months					December 20,
	Ended					2011 (a) through
	March 31,		For the Year Ended September 30,			September 30,
	2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$49.97		$51.10	$39.88	$31.66	$29.95
Income from investment operations:
Net investment income	0.35	(e)	1.08 (e)	0.62	0.72	0.56
Net realized and unrealized gain (loss) on investments	5.88		(1.58)	11.26	8.20	1.15
Total from investment operations	6.23		(0.50)	11.88	8.92	1.71
Less:
Dividends from net investment income	(1.14)		(0.63)	(0.66)	(0.70)	—
Net asset value, end of period	$55.06		$49.97	$51.10	$39.88	$31.66
Total return (b)	12.51	%(d)	(1.09)%	30.13%	28.70%	5.71	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$193,846		$190,923	$414,959	$262,017	$282,397
Ratio of gross expenses to average net assets	0.41	%(c)	0.41%	0.41%	0.43%	0.40	%(c)
Ratio of net expenses to average net assets	0.35	%(c)	0.35%	0.35%	0.35%	0.35	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(c)	0.35%	0.35%	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	1.31	%(c)	2.01%	1.68%	1.81%	1.87	%(c)
Portfolio turnover rate	27	%(d)	18%	9%	4%	2	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized
(e)	Calculated based upon average shares outstanding.

See Notes to Financial Statements

40

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of March 31, 2016, offers fifty-seven investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Biotech ETF, Environmental Services ETF, Gaming ETF, Generic Drugs ETF, Pharmaceutical ETF, Retail ETF and Semiconductor ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index published by Indxx LLC, NYSE Euronext or MV Index Solutions GmbH (“MVIS”), a wholly-owned subsidiary of Van Eck Associates Corporation (the “Adviser”).

The Funds’ commencement of operations dates and their respective indices are presented below:

Fund	Commencement of Operations	Index
Biotech ETF	December 20, 2011	MVISTM US Listed Biotech 25 Index*
Environmental Services ETF**	October 10, 2006	NYSE Arca Environmental Services Index
Gaming ETF**	January 22, 2008	MVISTM Global Gaming Index*
Generic Drugs ETF	January 12, 2016	Indxx Global Generics & New Pharma Index
Pharmaceutical ETF	December 20, 2011	MVISTM US Listed Pharmaceutical 25 Index*
Retail ETF	December 20, 2011	MVISTM US Listed Retail 25 Index*
Semiconductor ETF	December 20, 2011	MVISTM US Listed Semiconductor 25 Index*

*	Published by MV Index Solutions GmbH
**	Effective January 1, 2012, the Fund changed its fiscal year end from December 31 to September 30.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value
41

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.

Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income on Pharmaceutical ETF, which are declared and paid quarterly). Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.
42

F.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of March 31, 2016 are reflected in the Schedules of Investments.

G.	Use of Derivative Instruments—The Funds may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the period ended March 31, 2016.

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at March 31, 2016 is presented in the Schedules of Investments. Refer to related disclosures in Note 2F (Repurchase Agreements) and Note 9 (Securities Lending).

I.

Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date/rate. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, at least until February 1, 2017, to voluntarily waive or limit its fees and to assume as its own certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses do not exceed the expense limitations (excluding acquired fund fees and expenses, interest expense, trading expenses, offering costs, taxes and extraordinary expenses) listed in the table below.

43

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The current expense limitations, management fee rates and the amounts waived/assumed by the Adviser for the period ended March 31, 2016, are as follows:

	Expense	Management	Waiver of	Expenses Assumed
Fund	Limitations	Fee Rates	Management Fees	by the Adviser
Biotech ETF	0.35%	0.35%	$143,389	$—
Environmental Services ETF	0.55	0.50	35,854	—
Gaming ETF	0.65	0.50	48,295	—
Generic Drugs ETF	0.55	0.50	2,587	30,591
Pharmaceutical ETF	0.35	0.35	85,595	—
Retail ETF	0.35	0.35	62,709	—
Semiconductor ETF	0.35	0.35	87,133	—

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended March 31, 2016, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

	Cost of Investments	Proceeds from
Fund	Purchased	Investments Sold
Biotech ETF	$67,995,975	$69,986,644
Environmental Services ETF	2,436,786	2,534,810
Gaming ETF	3,945,600	5,253,988
Generic Drugs ETF	1,071,401	462,305
Pharmaceutical ETF	34,985,300	35,601,060
Retail ETF	5,653,228	8,108,893
Semiconductor ETF	69,939,257	73,433,931

Note 5—Income Taxes—As of March 31, 2016, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Cost of Investments	Appreciation	Depreciation	(Depreciation)
Biotech ETF	$664,278,227	$2,638,003	$(130,386,454)	$(127,748,451)
Environmental Services ETF	15,319,470	2,811,309	(861,569)	1,949,740
Gaming ETF	26,955,220	1,805,994	(7,700,981)	(5,894,987)
Generic Drugs ETF	2,572,884	93,574	(182,286)	(88,712)
Pharmaceutical ETF	337,345,122	177,700	(64,199,418)	(64,021,718)
Retail ETF	149,788,136	5,418,480	(12,447,228)	(7,028,748)
Semiconductor ETF	216,158,575	1,881,881	(16,331,304)	(14,449,423)

The tax character of dividends paid to shareholders during the year ended September 30, 2015 was as follows:

Fund	Ordinary Income
Biotech ETF	$—
Environmental Services ETF	263,000
Gaming ETF	1,789,800
Pharmaceutical ETF	6,396,063
Retail ETF	690,116
Semiconductor ETF	6,554,432

The tax character of current year distributions will be determined at the end of the current fiscal year.

44

At September 30, 2015, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Post-Effective-
	No Expiration	Post-Effective-
	Short-Term	No Expiration
	Capital	Long-Term	Amount Expiring in the Year Ended September 30,
Fund	Losses	Capital Losses	2018	2017	2016
Biotech ETF	$1,053,288	$3,548,781	$—	$—	$—
Environmental Services ETF	534,238	5,581,983	479,375	6,445,705	2,110,133
Gaming ETF	2,252,454	88,498	—	—	—
Retail ETF	963,801	55,542	—	—	—
Semiconductor ETF	663,985	383,520	—	—	—

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2016, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of March 31, 2016, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, or multiples thereof, as follows:

Fund	Creation Units
Biotech ETF	50,000
Environmental Services ETF	50,000
Gaming ETF	50,000
Generic Drugs ETF	100,000
Pharmaceutical ETF	50,000
Retail ETF	50,000
Semiconductor ETF	50,000

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended March 31, 2016, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
Biotech ETF	$51,346,767	$126,721,869
Environmental Services ETF	—	—
Gaming ETF	—	5,765,208
Generic Drugs ETF	1,918,827	—
Pharmaceutical ETF	233,823,302	265,246,233
Retail ETF	77,111,784	146,709,177
Semiconductor ETF	2,452,414,448	2,488,556,650

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Fund’s index. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign

45

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and collateral interest earned are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at March 31, 2016 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

Effective October 1, 2015, the Funds adopted new accounting guidance under Accounting Standards Update No. 2014-11, Transfers and Servicing (Topic 860) Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure, which requires expanded disclosures related to financial assets pledged in secured financing transactions, such as securities lending, and the related contractual maturity terms of these secured transactions. Accordingly, the following table presents repurchase agreements held as collateral by type of security on loan pledged as of March 31, 2016:

Gross Amount of Recognized
Liabilities for Securities Loaned
in the Statements of Assets
and Liabilities*
Fund	Equity Securities
Biotech ETF	$17,977,822
Environmental Services ETF	1,041,744
Gaming ETF	674,455
Generic Drugs ETF	75,533
Pharmaceutical ETF	23,006,396
Retail ETF	2,062,277
Semiconductor ETF	7,708,284

*	Remaining contractual maturity of the agreements: overnight and continuous

Note 10—Share Split—On January 27, 2012, the Board of Trustees of the VanEck Vectors ETF Trust approved a split of the shares for Biotech ETF, Pharmaceutical ETF, and Retail ETF. The share splits took place for shareholders of record as of the close of business on February 10, 2012, and were paid on February 13, 2012. Each Fund’s shares began

46

trading on a split-adjusted basis on February 14, 2012. Biotech ETF and Retail ETF split its shares three-for-one. Pharmaceutical ETF split its shares two-for-one.

Note 11—Bank Line of Credit—Certain Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2016, the following Funds borrowed under this Facility:

				Outstanding Loan
	Days	Average Daily	Average	Balance as of
Fund	Outstanding	Loan Balance	Interest Rate	March 31, 2016
Biotech ETF	155	$828,474	1.65%	$—
Environmental Services ETF	4	721,137	1.53	—
Gaming ETF	158	153,637	1.66	168,028
Pharmaceutical ETF	93	1,224,017	1.68	870,887
Retail ETF	36	178,712	1.71	316,568
Semiconductor ETF	72	533,000	1.59	—

Note 12—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended March 31, 2016, there were no offsets to custodian fees.

Note 13—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividend from net investment income was declared and paid subsequent to March 31, 2016:

Fund	Ex-Date	Record Date	Payable Date	Per Share
Pharmaceutical ETF	4/1/16	4/5/16	4/7/16	$0.627

Effective May 1, 2016, Van Eck Global and all of its businesses and investment offerings will operate under the single global brand VanEck. Accordingly, the Registrant and each Fund will be renamed as follows:

Current Registrant Name/Current Fund Name	New Registrant Name/New Fund Name, effective May 1, 2016
Market Vectors® ETF Trust	VanEck VectorsTM ETF Trust
Market Vectors® Biotech ETF	VanEck VectorsTM Biotech ETF
Market Vectors® Environmental Services ETF	VanEck VectorsTM Environmental Services ETF
Market Vectors® Gaming ETF	VanEck VectorsTM Gaming ETF
Market Vectors® Generic Drugs ETF	VanEck VectorsTM Generic Drugs ETF
Market Vectors® Pharmaceutical ETF	VanEck VectorsTM Pharmaceutical ETF
Market Vectors® Retail ETF	VanEck VectorsTM Retail ETF
Market Vectors® Semiconductor ETF	VanEck VectorsTM Semiconductor ETF

Effective May 1, 2016, Market Vectors Index Solutions GmbH, index provider to several of the Funds, will adopt a new name and be known as MV Index Solutions GmbH (“MVIS”). The Funds’ indices will be renamed accordingly as follows below. The concept, methodology and identifier of the MVIS indices are not affected and remain unchanged.

Fund Name	Current Index Name	New Index Name, effective May 1, 2016
VanEck Vectors Biotech ETF	Market Vectors® US Listed Biotech 25 Index	MVISTM US Listed Biotech 25 Index
VanEck Vectors Gaming ETF	Market Vectors® Global Gaming Index	MVISTM Global Gaming Index
VanEck Vectors Pharmaceutical ETF	Market Vectors® US Listed Pharmaceutical 25 Index	MVISTM US Listed Pharmaceutical 25 Index
VanEck Vectors Retail ETF	Market Vectors® US Listed Retail 25 Index	MVISTM US Listed Retail 25 Index
VanEck Vectors Semiconductor ETF	Market Vectors® US Listed Semiconductor 25 Index	MVISTM US Listed Semiconductor 25 Index
47

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

March 31, 2016 (unaudited)

At a meeting held on September 3, 2015 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors ETF Trust (the “Trust”),* including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved an investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors Generic Drugs ETF (the “Fund”).**

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on information obtained through discussions with the Adviser at the Meeting regarding the management of the Fund, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of the Fund to the extent necessary to prevent the operating expenses of the Fund from exceeding agreed upon limits for a period of at least one year following the effective date of the Fund’s registration statement.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund, including any benefits it may receive from serving as administrator to the Fund and from an affiliate of the Adviser serving as distributor to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. In addition, because the Fund had not yet commenced operations, the Trustees could not consider the historical performance or the quality of services previously provided to the Fund by the Adviser, although they concluded that the nature, quality and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of the Fund and the Fund’s shareholders.

*	Prior to May 1, 2016, the Trust’s name was Market Vectors ETF Trust.
**	Prior to May 1, 2016, the Fund’s name was Market Vectors Generic Drugs ETF.
48

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	VVINDUSSAR

SEMI-ANNUAL REPORT March 31, 2016 (unaudited)

VANECK VECTORSTM

STRATEGIC EQUITY ETFs

Global Spin-Off ETF	SPUN®

Morningstar International Moat ETF	MOTI®

Morningstar Wide Moat ETF	MOAT®

800.826.2333	vaneck.com

The information contained in the management discussion represents the opinions of VanEck Vectors ETF Trust and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of VanEck Vectors ETF Trust are as of March 31, 2016, and are subject to change.

VANECK VECTORS STRATEGIC EQUITY ETFs

(unaudited)

Dear Shareholder:

Effective as of May 1, 2016, the Market Vectors exchange-traded funds are now known as VanEck Vectors ETFs.

We are pleased to present this semi-annual report for the three strategic equity exchange-traded funds (ETFs) of the VanEck Vectors ETF Trust for the six month period ended March 31, 2016.

Sustainable Competitive Advantages

Our strategic equity ETFs seek to track rules-based indices that systematically screen for stocks that meet specific criteria; for example, in the case of the VanEck Vectors Morningstar Wide Moat ETF (NYSE Arca: MOAT) and VanEck Vectors Morningstar International Moat ETF (NYSE Arca: MOTI), companies Morningstar believes possess sustainable competitive advantages and exhibit attractive valuations. In the case of the VanEck Vectors Global Spin-Off ETF (NYSE Arca: SPUN), Horizon Kinetics Global Spin-Off Index’s1 unique eligibility methodology provides for spin-offs to be eligible to enter the index early in their life cycle and remain in it for five years following their addition.

We continue to believe that investors looking to make long-term allocations to broad asset classes, such as U.S. equity markets, may find that these strategic approaches offer an attractive way to enhance exposure to core asset classes.

In the context of a long-term allocation to the U.S. equity market, the Morningstar® Wide Moat Focus IndexSM 2—the index MOAT seeks to replicate—continues to feature an impressive batting average measured against the S&P 500® Index,3 particularly over long-term holding periods. As of March 31, illustrating the success of Morningstar’s process of identifying attractively priced companies with sustainable competitive advantages, the Wide Moat Focus Index had outperformed the S&P 500 Index 57% of the time for periods of six months and 60% of the time for periods of one year.

Batting Average Shows the Percent of Time Morningstar Wide Moat Focus Index
Outperformed the S&P 500 Index

Monthly Frequency: 3/2007 – 3/2016

	1 Month Rolling Periods	6 Month Rolling Periods	1 Year Rolling Periods	3 Year Rolling Periods	5 Year Rolling Periods
Total Periods	109	104	98	74	50
Total Outperformed	53	59	59	59	45
Batting Average	49%	57%	60%	80%	90%

Source: Morningstar, FactSet. Batting Average is measured by dividing the number of periods a portfolio or investment strategy outperforms a benchmark by the total number of periods.

Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Past performance is no guarantee of future results; current performance may be lower or higher than the performance data quoted. Index performance is not illustrative of fund performance. Investors cannot invest directly in an Index.

1

VANECK VECTORS STRATEGIC EQUITY ETFs

(unaudited)

Please stay in touch with us through our website (www.vaneck.com) on which we offer videos, email subscriptions, blogs, and educational literature. Should you have any questions, please contact us at 800.826.2333 or visit www.vaneck.com/etfs.

Thank you for participating in the VanEck Vectors ETF Trust. On the following pages, you will find the performance record of each of the funds for the six month period ending March 31, 2016. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
VanEck Vectors ETF Trust

April 27, 2016

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in a fund. An index’s performance is not illustrative of a fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

[1]	Horizon Kinetics Global Spin-Off Index (GSPIN) is a rules-based, equal-weighted index intended to track the performance of listed, publicly held spin-offs that are domiciled and trade in the U.S. or developed markets of Western Europe and Asia.
[2]	Morningstar® Wide Moat Focus IndexSM (MWMFTR) is a rules-based, equal-weighted index that is intended to offer exposure to companies that have sustainable competitive advantages according to Morningstar analysts
[3]	S&P 500® Index consists of 500 widely held common stocks covering the leading industries in the U.S. economy.
2

Management Discussion (unaudited)

All three VanEck Vectors Strategic Equity ETFs traded for the full six month period. All returned positive performance.

Source: VanEck. Returns based on NAV. The performance data quoted represent past performance. Past performance is not a guarantee of future results. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

Morningstar Wide Moat

For the six month period, VanEck Vectors Morningstar Wide Moat ETF returned 12.36% and outperformed the S&P 500® Index1 by 3.88%. The primary drivers of performance were the Fund’s exposures to the information technology (in particular, Autodesk, Inc. and Applied Materials, Inc. (both holdings sold by end of period), industrials (electrical equipment and railroad companies), and information technology sectors. Only two sectors detracted from the Fund’s performance: financial and healthcare companies.

Morningstar International Moat

For the six month period the VanEck Vectors Morningstar International Moat ETF returned 4.98%. The primary driver of the Fund’s performance was the industrials sector. Companies in the financials sector also contributed solid positive performance. Only three sectors detracted from performance: telecommunications, materials, and consumer staples. Of these three, telecommunications detracted by far the most.

Global Spin-Off

The VanEck Vectors Global Spin-Off ETF returned 5.61% for the six month period. During this period, U.S. companies were the largest contributors to the Fund’s total returns. The two sectors contributing the most to performance were materials and industrials. The consumer discretionary and energy sectors were the only two negative contributors to the Fund’s performance. Spin-off companies in China were the largest detractors from performance.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index.

[1]	S&P 500® Index consists of 500 widely held common stocks covering the industrial, utility, financial, and transportation sectors.
3

GLOBAL SPIN-OFF ETF

PERFORMANCE COMPARISON

March 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	GSPIN[2]
Six Months	5.47%	5.61%	6.00%
Life* (cumulative)	(9.08)%	(9.34)%	(8.97)%
*	since 6/9/2015

Commencement date for the VanEck Vectors Global Spin-Off ETF was 6/9/15.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (6/9/15) to the first day of secondary market trading in shares of the Fund (6/10/15), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 5.89% / Net Expense Ratio 0.55%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the Fund’s average daily net assets per year until at least February 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Horizon Kinetics Global Spin-Off Index (GSPIN) is a rules-based, equal-weighted index intended to track the performance of listed, publicly-held spin-offs that are domiciled and trade in the U.S. or developed markets of Western Europe and Asia.

Horizon Kinetics Global Spin-Off Index was created and is maintained by Horizon Kinetics LLC. Horizon Kinetics LLC does not sponsor, endorse, issue, sell, or promote the VanEck Vectors Global Spin-Off ETF and bears no liability with respect to that ETF or any security.

4

MORNINGSTAR INTERNATIONAL MOAT ETF

PERFORMANCE COMPARISON

March 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	MGEUMFUN[2]
Six Months	4.94%	4.98%	5.91%
Life* (cumulative)	(7.93)%	(7.86)%	(6.94)%
*	since 7/13/2015

Commencement date for the VanEck Vectors Morningstar International ETF was 7/13/15.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/13/15) to the first day of secondary market trading in shares of the Fund (7/14/15), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 1.70% / Net Expense Ratio 0.56%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.56% of the Fund’s average daily net assets per year until at least February 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Morningstar® Global ex-US Moat Focus IndexSM (MGEUMFUN) is a rules-based, equal-weighted index intended to offer exposure to companies that Morningstar, Inc. determines have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide and narrow moat companies”).

The Morningstar® Global ex-US Moat Focus IndexSM was created and is maintained by Morningstar, Inc. Morningstar, Inc. does not sponsor, endorse, issue, sell, or promote the VanEck Vectors Morningstar International Moat ETF and bears no liability with respect to that ETF or any security. Morningstar® is a registered trademark of Morningstar, Inc. Morningstar® Global ex-US Moat Focus IndexSM is a service mark of Morningstar, Inc.

5

MORNINGSTAR WIDE MOAT ETF

PERFORMANCE COMPARISON

March 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	MWMFTR[2]
Six Months	12.45%	12.36%	12.79%
One Year	3.62%	3.61%	4.27%
Life* (annualized)	12.72%	12.73%	13.29%
Life* (cumulative)	60.15%	60.20%	63.39%
*	since 4/24/2012

Commencement date for the VanEck Vectors Morningstar Wide Moat ETF was 4/24/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/24/12) to the first day of secondary market trading in shares of the Fund (4/25/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.50% / Net Expense Ratio 0.49%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund’s average daily net assets per year until at least February 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Morningstar® Wide Moat Focus IndexSM (MWMFTR) is a rules-based, equal-weighted index intended to offer exposure to companies that Morningstar, Inc. determines have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”).

The Morningstar® Wide Moat Focus IndexSM was created and is maintained by Morningstar, Inc. Morningstar, Inc. does not sponsor, endorse, issue, sell, or promote the VanEck Vectors Morningstar Wide Moat ETF and bears no liability with respect to that ETF or any security. Morningstar® is a registered trademark of Morningstar, Inc. Morningstar® Wide Moat Focus IndexSM is a service mark of Morningstar, Inc.

6

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2015 to March 31, 2016.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During the Period*
	Value	Value	Ratio	October 1, 2015-
	October 1, 2015	March 31, 2015	During Period	March 31, 2015
Global Spin-Off ETF
Actual	$1,000.00	$1,056.10	0.55%	$2.83
Hypothetical**	$1,000.00	$1,022.25	0.55%	$2.78
Morningstar International Moat ETF
Actual	$1,000.00	$1,049.80	0.56%	$2.87
Hypothetical**	$1,000.00	$1,022.20	0.56%	$2.83
Morningstar Wide Moat ETF
Actual	$1,000.00	$1,123.60	0.49%	$2.60
Hypothetical**	$1,000.00	$1,022.55	0.49%	$2.48
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2016) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
7

GLOBAL SPIN-OFF ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 84.5%
Australia: 4.7%
16,465	Orora Ltd. #	$31,627
25,986	South32 Ltd. * #	29,263
7,211	Star Entertainment Group Ltd. #	31,472
4,416	Treasury Wine Estates Ltd. #	32,723
		125,085
Cayman Islands: 1.2%
1,677	Theravance Biopharma, Inc. (USD) *	31,528
China / Hong Kong: 2.4%
5,000	Cheung Kong Property Holdings Ltd. #	32,225
256,000	Global Brands Group Holding Ltd. * #	31,017
		63,242
Finland: 2.3%
3,243	Caverion Corp. #	31,402
2,784	Valmet OYJ #	30,666
		62,068
France: 1.2%
493	Groupe Fnac SA *	31,017
Germany: 1.2%
612	OSRAM Licht AG #	31,506
Ireland: 2.3%
483	Allegion Plc (USD)	30,772
753	Prothena Corp. Plc (USD) * †	30,993
		61,765
New Zealand: 1.2%
11,447	Chorus Ltd. #	31,856
Norway: 1.1%
9,606	Aker Solutions ASA # Reg S	30,784
Spain: 1.1%
5,861	Distribuidora Internacional de
	Alimentacion SA #	30,413
Switzerland: 1.2%
123	Autoneum Holding AG #	31,748
United Kingdom: 1.1%
13,240	Indivior Plc #	30,986
United States: 63.5%
539	AbbVie, Inc.	30,788
866	Alexander & Baldwin, Inc.	31,765
474	AMC Networks, Inc. *	30,782
1,102	Associated Capital Group, Inc. *	30,878
1,470	Babcock & Wilcox Enterprises, Inc. *	31,458
771	Baxalta, Inc.	31,148
71	Cable One, Inc.	31,036
21,520	California Resources Corp.	22,166
670	CDK Global, Inc.	31,188
4,304	Chemours Co.	30,128
1,240	Columbia Pipeline Group, Inc.	31,124
1,281	CSRA, Inc.	34,459
803	CST Brands, Inc.	30,747
775	Energizer Holdings, Inc.	31,395
1,779	Engility Holdings, Inc. *	33,374
1,878	Exterran Corp. *	29,034
937	Fiesta Restaurant Group, Inc. *	30,715
568	Fortune Brands Home & Security, Inc.	31,831
Number
of Shares		Value

United States: (continued)
1,186	FTD Cos, Inc. *	$31,133
1,999	Gannett Co., Inc.	30,265
1,549	GCP Applied Technologies, Inc. *	30,887
1,097	Halyard Health, Inc. *	31,517
1,770	Hewlett Packard Enterprise Co.	31,382
473	Hyster-Yale Materials Handling, Inc.	31,502
1,098	Keysight Technologies, Inc. *	30,459
943	KLX, Inc. *	30,308
2,257	Knowles Corp. * †	29,747
1,159	Lands’ End, Inc. * †	29,566
538	Liberty Broadband Corp. *	31,290
1,450	Liberty TripAdvisor Holdings, Inc. *	32,132
1,155	Lumentum Holdings, Inc. *	31,150
189	Madison Square Garden Co. *	31,442
508	Mallinckrodt Plc *	31,130
2,067	Manitowoc Foodservice, Inc. *	30,468
803	Marathon Petroleum Corp.	29,856
467	Marriott Vacations Worldwide Corp.	31,522
485	Murphy USA, Inc. *	29,803
2,505	Navient Corp.	29,985
1,886	New Media Investment Group, Inc.	31,383
2,452	News Corp.	31,312
2,593	NorthStar Asset Management Group, Inc.	29,431
1,673	NOW, Inc. * †	29,646
528	ONE Gas, Inc.	32,261
750	PayPal Holdings, Inc. *	28,950
344	Phillips 66	29,787
451	Post Holdings, Inc. *	31,015
652	Science Applications International Corp.	34,778
1,168	SPX Flow, Inc. *	29,293
1,155	Starz *	30,411
2,014	Time, Inc.	31,096
1,050	TopBuild Corp. *	31,227
593	Vista Outdoor, Inc. *	30,783
4,702	WPX Energy, Inc. *	32,867
1,581	Xura, Inc. *	31,098
787	Xylem, Inc.	32,188
		1,697,086
Total Common Stocks (Cost: $2,339,717)		2,259,084
REAL ESTATE INVESTMENT TRUSTS: 15.5%
United States: 15.5%
2,538	Altisource Residential Corp. †	30,456
1,206	Care Capital Properties, Inc.	32,369
2,649	CareTrust REIT, Inc.	33,642
1,260	Colony Starwood Homes †	31,185
1,445	Communications Sales & Leasing, Inc. *	32,151
1,717	Four Corners Property Trust, Inc.	30,820
1,038	Gaming and Leisure Properties, Inc.	32,095
2,676	New Residential Investment Corp.	31,122
3,162	New Senior Investment Group, Inc.	32,569
2,755	NorthStar Realty Europe Corp.	31,958
1,232	Urban Edge Properties	31,835
3,439	WP Glimcher, Inc.	32,636
2,023	Xenia Hotels & Resorts, Inc.	31,599
Total Real Estate Investment Trusts (Cost: $453,213)		414,437

See Notes to Financial Statements

8

Number of Shares		Value

MONEY MARKET FUND: 0.7% (Cost: $17,775)
17,775	Dreyfus Government Cash Management Fund	$17,775
Total Investments Before Collateral for Securities Loaned: 100.7% (Cost: $2,810,705)		2,691,296
Principal
Amount		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.7% (Cost: $152,344)
Repurchase Agreement: 5.7%
$152,344	Repurchase agreement dated 3/31/16 with Nomura Securities International, Inc., 0.33%, due 4/1/16, proceeds $152,345; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 1/1/17 to 3/20/66, valued at $155,391 including accrued interest)	$152,344
Total Investments: 106.4% (Cost: $2,963,049)		2,843,640
Liabilities in excess of other assets: (6.4)%		(170,783)
NET ASSETS: 100.0%		$2,672,857

USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $148,199.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $437,688 which represents 16.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	25.3%	$681,899
Consumer Staples	4.7	125,546
Energy	7.7	205,618
Financials	21.1	568,721
Health Care	8.1	218,090
Industrials	15.0	404,414
Information Technology	10.5	283,211
Materials	4.5	121,905
Telecommunication Services	1.2	31,856
Utilities	1.2	32,261
Money Market Fund	0.7	17,775
	100.0%	$2,691,296

See Notes to Financial Statements

9

GLOBAL SPIN-OFF ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Australia	$—	$125,085	$—	$125,085
Cayman Islands	31,528	—	—	31,528
China / Hong Kong	—	63,242	—	63,242
Finland	—	62,068	—	62,068
France	31,017	—	—	31,017
Germany	—	31,506	—	31,506
Ireland	61,765	—	—	61,765
New Zealand	—	31,856	—	31,856
Norway	—	30,784	—	30,784
Spain	—	30,413	—	30,413
Switzerland	—	31,748	—	31,748
United Kingdom	—	30,986	—	30,986
United States	1,697,086	—	—	1,697,086
Real Estate Investment Trusts*	414,437	—	—	414,437
Money Market Fund	17,775	—	—	17,775
Repurchase Agreement	—	152,344	—	152,344
Total	$2,253,608	$590,032	$—	$2,843,640

*	See Schedule of Investments for security type and geographic sector breakouts.

During the period ended March 31, 2016, transfers of securities from Level 2 to Level 1 were $32,629. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

10

MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 97.8%
Australia: 5.9%
124,014	Ainsworth Game Technology Ltd. #	$222,343
32,090	IOOF Holdings Ltd. #	218,194
25,493	QBE Insurance Group Ltd. #	213,788
		654,325
Belgium: 1.9%
3,984	KBC Groep NV #	205,465
Brazil: 2.1%
33,600	Embraer SA	226,117
Canada: 14.3%
3,657	Bank of Montreal	222,991
4,587	Bank of Nova Scotia	225,086
2,964	Canadian Imperial Bank of Commerce	222,326
9,986	CI Financial Corp.	221,577
18,024	Comeco Corp.	232,294
6,898	National Bank of Canada	226,600
5,166	Toronto-Dominion Bank	223,902
		1,574,776
Chile: 0.0%
185,422	Endesa Americas SA * # §	2,101
China / Hong Kong: 20.3%
77,500	BOC Hong Kong Holdings Ltd. #	231,535
347,000	China Construction Bank Corp. #	222,157
105,000	China Merchants Bank Co. Ltd. #	220,997
19,500	China Mobile Ltd. #	215,984
144,000	China State Construction International Holdings Ltd. #	214,782
442,000	China Telecom Corp. Ltd. #	234,029
180,000	Dongfeng Motor Group Co. Ltd. #	225,130
60,000	Sands China Ltd. #	244,970
18,000	Sun Hung Kai Properties Ltd. #	220,280
78,800	Swire Properties Ltd. #	213,317
		2,243,181
France: 11.7%
4,235	BNP Paribas SA #	213,077
7,641	Carrefour SA #	210,227
19,514	Credit Agricole SA #	211,328
2,650	Sanofi #	213,358
3,465	Schneider Electric SE #	218,683
3,953	Technip SA #	219,390
		1,286,063
Germany: 2.1%
3,488	Symrise AG #	233,867
Israel: 1.8%
3,709	Teva Pharmaceutical Industries Ltd. #	199,312
Netherlands: 2.1%
8,088	Koninklijke Philips NV #	230,707
New Zealand: 2.2%
70,951	Contact Energy Ltd. #	246,286
Russia: 2.1%
64,038	Mobile TeleSystems PJSC #	229,741
Singapore: 6.1%
94,800	CapitaLand Ltd. #	215,805
374,300	Genting Singapore Plc #	231,945
33,650	Oversea-Chinese Banking Corp. Ltd. #	220,736
		668,486
Number
of Shares		Value

Spain: 1.9%
9,643	Grifols SA #	$214,553
Sweden: 2.0%
28,931	Elekta AB † #	216,245
Switzerland: 11.4%
3,162	Cie Financiere Richemont SA #	209,702
4,982	Julius Baer Group Ltd. * #	214,383
2,941	Novartis AG #	213,654
855	Roche Holding AG #	210,792
582	The Swatch Group AG #	201,613
13,003	UBS Group AG #	210,019
		1,260,163
United Kingdom: 9.9%
66,017	Centrica Plc #	215,826
60,721	Henderson Group Plc #	224,776
33,283	HSBC Holdings Plc #	207,137
43,026	Kingfisher Plc #	232,234
214,790	Lloyds Banking Group Plc #	209,358
		1,089,331
Total Common Stocks (Cost: $11,091,001)		10,780,719
REAL ESTATE INVESTMENT TRUSTS: 2.0% (Cost: $222,790)
Singapore: 2.0%
205,500	CapitaLand Commercial Trust Ltd. #	224,499
RIGHTS: 0.1% (Cost: $0)
Australia: 0.1%
30,090	Qube Holdings Ltd. Rights (AUD 2.05, expiring 04/08/16) * #	7,175
MONEY MARKET FUND: 1.6% (Cost: $177,222)
177,222	Dreyfus Government Cash Management Fund	177,222
Total Investments Before Collateral for Securities Loaned: 101.5% (Cost: $11,491,013)		11,189,615

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.5% (Cost: $170,118)
Repurchase Agreement: 1.5%
$170,118	Repurchase agreement dated 3/31/16 with Nomura Securities International, Inc., 0.33%, due 4/1/16, proceeds $170,120; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 1/1/17 to 3/20/66, valued at $173,520 including accrued interest)	170,118
Total Investments: 103.0% (Cost: $11,661,131)		11,359,733
Liabilities in excess of other assets: (3.0)%		(331,996)
NET ASSETS: 100.0%		$11,027,737

See Notes to Financial Statements

11

MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

AUD	Australian Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $169,447.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9,211,500 which represents 83.5% of net assets.
§	Illiquid Security—the aggregate value of illiquid securities is $2,101 which represents 0.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	14.0%	$1,567,937
Consumer Staples	1.9	210,227
Energy	4.0	451,684
Financials	46.8	5,239,333
Health Care	11.3	1,267,914
Industrials	8.0	897,464
Materials	2.1	233,867
Telecommunication Services	6.1	679,754
Utilities	4.2	464,213
Money Market Fund	1.6	177,222
	100.0%	$11,189,615

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Australia	$—	$654,325	$—	$654,325
Belgium	—	205,465	—	205,465
Brazil	226,117	—	—	226,117
Canada	1,574,776	—	—	1,574,776
Chile	—	—	2,101	2,101
China / Hong Kong	—	2,243,181	—	2,243,181
France	—	1,286,063	—	1,286,063
Germany	—	233,867	—	233,867
Israel	—	199,312	—	199,312
Netherlands	—	230,707	—	230,707
New Zealand	—	246,286	—	246,286
Russia	—	229,741	—	229,741
Singapore	—	668,486	—	668,486
Spain	—	214,553	—	214,553
Sweden	—	216,245	—	216,245
Switzerland	—	1,260,163	—	1,260,163
United Kingdom	—	1,089,331	—	1,089,331
Real Estate Investment Trusts
Singapore	—	224,499	—	224,499
Rights
Australia	—	7,175	—	7,175
Money Market Fund	177,222	—	—	177,222
Repurchase Agreement	—	170,118	—	170,118
Total	$1,978,115	$9,379,517	$2,101	$11,359,733

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Financial Statements

12

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2016:

Common Stocks
Chile
Balance as of September 30, 2015	$—
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	127
Purchases	1,974
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2016	$2,101

See Notes to Financial Statements

13

MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2016 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.2%
Banks: 5.0%
834,670	U.S. Bancorp	$33,879,255
Diversified Financials: 9.9%
893,551	Bank of New York Mellon Corp.	32,909,483
582,321	State Street Corp.	34,077,425
		66,986,908
Health Care Equipment & Services: 19.5%
477,023	Express Scripts Holding Co. *	32,766,710
205,007	McKesson Corp.	32,237,351
607,922	St. Jude Medical, Inc.	33,435,710
425,304	Varian Medical Systems, Inc. *	34,032,826
		132,472,597
Materials: 4.8%
374,058	Monsanto Co.	32,819,849
Media: 5.0%
339,816	Walt Disney Co.	33,747,127
Pharmaceuticals, Biotechnology: 19.8%
114,444	Allergan Plc *	30,674,425
235,532	Amgen, Inc.	35,313,313
129,807	Biogen Idec, Inc. *	33,791,358
377,849	Gilead Sciences, Inc.	34,709,209
		134,488,305
Number
of Shares		Value

Real Estate: 10.4%
1,239,226	CBRE Group, Inc. *	$35,714,493
294,102	Jones Lang LaSalle, Inc.	34,504,047
		70,218,540
Software & Services: 15.4%
281,384	LinkedIn Corp. *	32,176,261
380,666	Mastercard, Inc.	35,972,937
469,531	Visa, Inc.	35,909,731
		104,058,929
Transportation: 10.4%
1,323,224	CSX Corp.	34,073,018
438,105	Norfolk Southern Corp.	36,472,241
		70,545,259
Total Common Stocks (Cost: $683,899,795)		679,216,769
Liabilities in excess of other assets: (0.2)%		(1,054,857)
NET ASSETS: 100.0%		$678,161,912

*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	5.0%	$33,747,127
Financials	25.2	171,084,703
Health Care	39.3	266,960,902
Industrials	10.4	70,545,259
Information Technology	15.3	104,058,929
Materials	4.8	32,819,849
	100.0%	$679,216,769

The summary of inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$679,216,769	$—	$—	$679,216,769

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended March 31, 2016.

See Notes to Financial Statements

14

[This page intentionally left blank.]

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2016 (unaudited)

		Morningstar
	Global	International	Morningstar
	Spin-Off ETF	Moat ETF	Wide Moat ETF

Assets:
Investments, at value (1) (2)	$2,691,296	$11,189,615	$679,216,769
Short-term investments held as collateral for securities loaned (3)	152,344	170,118	—
Cash denominated in foreign currency, at value (4)	853	—	—
Receivables:
Investment securities sold	475,706	216,750	—
Due from Adviser	9,702	4,185	—
Dividends	8,844	75,281	1,190,576
Prepaid expenses	1,253	1,095	9,258
Total assets	3,339,998	11,657,044	680,416,603

Liabilities:
Payables:
Investment securities purchased	478,886	424,040	1,634
Collateral for securities loaned	152,344	170,118	—
Line of credit	—	—	1,859,220
Due to Adviser	—	—	250,397
Deferred Trustee fees	9	33	23,742
Accrued expenses	35,902	35,116	119,698
Total liabilities	667,141	629,307	2,254,691
NET ASSETS	$2,672,857	$11,027,737	$678,161,912
Shares outstanding	150,000	400,000	22,050,000
Net asset value, redemption and offering price per share	$17.82	$27.57	$30.76

Net assets consist of:
Aggregate paid in capital	$2,826,978	$12,090,894	$814,212,718
Net unrealized depreciation	(119,353)	(300,915)	(4,683,026)
Undistributed net investment income	21,374	54,617	4,279,091
Accumulated net realized loss	(56,142)	(816,859)	(135,646,871)
	$2,672,857	$11,027,737	$678,161,912
(1) Value of securities on loan	$148,199	$169,447	$—
(2) Cost of investments	$2,810,705	$11,491,013	$683,899,795
(3) Cost of short-term investments held as collateral for securities loaned	$152,344	$170,118	$—
(4) Cost of cash denominated in foreign currency	$814	$—	$—

See Notes to Financial Statements

16

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2016 (unaudited)

		Morningstar
	Global	International	Morningstar
	Spin-Off ETF	Moat ETF	Wide Moat ETF

Income:
Dividends	$37,872	$133,680	$8,959,434
Securities lending income	718	1,892	17,184
Foreign taxes withheld	(627)	(15,439)	—
Total income	37,963	120,133	8,976,618

Expenses:
Management fees	6,396	26,615	1,611,476
Professional fees	23,960	21,108	59,892
Insurance	16	—	7,318
Trustees’ fees and expenses	638	717	14,696
Reports to shareholders	11,241	8,960	43,859
Indicative optimized portfolio value fee	6,836	6,334	2,463
Custodian fees	18,252	18,630	22,601
Registration fees	3,839	3,806	12,622
Transfer agent fees	1,271	1,262	937
Fund accounting fees	2,690	2,853	21,892
Interest	—	—	4,671
Other	250	270	2,124
Total expenses	75,389	90,555	1,804,551
Waiver of management fees	(6,396)	(26,615)	(45,162)
Expenses assumed by the Adviser	(61,958)	(34,131)	—
Net expenses	7,035	29,809	1,759,389
Net investment income	30,928	90,324	7,217,229

Net realized gain (loss) on:
Investments	(16,782)	(452,532)	(21,354,730)
In-kind redemptions	—	—	30,617,231
Foreign currency transactions and foreign denominated assets and liabilities	(12)	(7,011)	—
Net realized gain (loss)	(16,794)	(459,543)	9,262,501

Net change in unrealized appreciation (depreciation) on:
Investments	128,435	894,543	55,559,288
Foreign currency transactions and foreign denominated assets and liabilities	65	1,021	—
Net change in unrealized appreciation (depreciation)	128,500	895,564	55,559,288
Net Increase in Net Assets Resulting from Operations	$142,634	$526,345	$72,039,018

See Notes to Financial Statements

17

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

			Morningstar
	Global Spin-Off ETF		International Moat ETF
		For the Period		For the Period
	For the Six	June 9, 2015*	For the Six	July 13, 2015*
	Months Ended	through	Months Ended	through
	March 31,	September 30,	March 31,	September 30,
	2016	2015	2016	2015
	(unaudited)		(unaudited)
Operations:
Net investment income	$30,928	$7,232	$90,324	$70,662
Net realized gain (loss)	(16,794)	(39,484)	(459,543)	(373,685)
Net change in unrealized appreciation (depreciation)	128,500	(247,853)	895,564	(1,196,479)
Net increase (decrease) in net assets resulting from operations	142,634	(280,105)	526,345	(1,499,502)

Dividends to shareholders:
Dividends from net investment income	(16,650)	—	(90,000)	—

Share transactions:**
Proceeds from sale of shares	—	2,826,978	—	12,090,894
Cost of shares redeemed	—	—	—	—
Increase (Decrease) in net assets resulting from share transactions	—	2,826,978	—	12,090,894
Total increase (decrease) in net assets	125,984	2,546,873	436,345	10,591,392
Net Assets, beginning of period	2,546,873	—	10,591,392	—
Net Assets, end of period†	$2,672,857	$2,546,873	$11,027,737	$10,591,392
† Including undistributed net investment income	$21,374	$7,096	$54,617	$54,293

** Shares of Common Stock Issued (no par value)
Shares sold	—	150,000	—	400,000
Shares redeemed	—	—	—	—
Net increase (decrease)	—	150,000	—	400,000

*	Commencement of operations

See Notes to Financial Statements

18

Morningstar Wide Moat ETF

For the Six	For the Year
Months Ended	Ended
March 31,	September 30,
2016	2015
(unaudited)

$7,217,229	$16,873,747
9,262,501	(38,373,256)
55,559,288	(58,131,508)
72,039,018	(79,631,017)

(15,301,600)	(13,000,000)

269,000,751	159,367,725
(389,939,788)	(177,988,761)

(120,939,037)	(18,621,036)
(64,201,619)	(111,252,053)
742,363,531	853,615,584
$678,161,912	$742,363,531
$4,279,091	$12,363,462

9,050,000	5,100,000
(13,550,000)	(5,850,000)
(4,500,000)	(750,000)

See Notes to Financial Statements

19

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Global Spin-Off ETF
	For the Six		For the Period
	Months		June 9, 2015(a)
	Ended		through
	March 31,		September 30,
	2016		2015
	(unaudited)
Net asset value, beginning of period	$16.98		$19.78
Income from investment operations:
Net investment income	0.21		0.05
Net realized and unrealized gain (loss) on investments	0.74			(2.85)
Total from investment operations	0.95			(2.80)
Less:
Dividends from net investment income		(0.11)	—
Net asset value, end of period	$17.82		$16.98
Total return (b)	5.61	%(c)	(14.16	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$ 2,673		$ 2,547
Ratio of gross expenses to average net assets	5.89	%(d)	6.24	%(d)
Ratio of net expenses to average net assets	0.55	%(d)	0.55	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.55	%(d)	0.55	%(d)
Ratio of net investment income to average net assets	2.42	%(d)	1.24	%(d)
Portfolio turnover rate	33	%(c)	30	%(c)

	Morningstar
	International Moat ETF
	For the Six		For the Period
	Months		July 13, 2015(a)
	Ended		through
	March 31,		September 30,
	2016		2015
	(unaudited)
Net asset value, beginning of period	$26.48		$30.17
Income from investment operations:
Net investment income	0.23		0.18
Net realized and unrealized gain (loss) on investments	1.09			(3.87)
Total from investment operations	1.32			(3.69)
Less:
Dividends from net investment income		(0.23)	—
Net asset value, end of period	$27.57		$26.48
Total return (b)	4.98	%(c)	(12.23	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$ 11,028		$ 10,591
Ratio of gross expenses to average net assets	1.70	%(d)	2.49	%(d)
Ratio of net expenses to average net assets	0.56	%(d)	0.56	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.56	%(d)	0.56	%(d)
Ratio of net investment income to average net assets	1.70	%(d)	3.27	%(d)
Portfolio turnover rate	93	%(c)	54	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

20

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Wide Moat ETF
	For the Six					For the Period
	Months					April 24,
	Ended					2012(a) through
	March 31,		For the Year Ended September 30,			September 30,
	2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$27.96		$31.27	$27.09	$21.54	$20.15
Income from investment operations:
Net investment income	0.35		0.57	0.37	0.23	0.08
Net realized and unrealized gain (loss) on investments	3.07		(3.46)	4.04	5.46	1.31
Total from investment operations	3.42		(2.89)	4.41	5.69	1.39
Less:
Dividends from net investment income	(0.62)		(0.42)	(0.23)	(0.14)	—
Net asset value, end of period	$30.76		$27.96	$31.27	$27.09	$21.54
Total return (b)	12.36	%(c)	(9.41)%	16.35%	26.54%	6.90	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$678,162		$742,364	$853,616	$364,395	$66,782
Ratio of gross expenses to average net assets	0.50	%(d)	0.50%	0.50%	0.51%	1.04	%(d)
Ratio of net expenses to average net assets	0.49	%(d)	0.49%	0.49%	0.49%	0.49	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.49	%(d)	0.49%	0.49%	0.49%	0.49	%(d)
Ratio of net investment income to average net assets	2.02	%(d)	1.88%	1.63%	1.48%	1.62	%(d)
Portfolio turnover rate	124	%(c)	14%	15%	1%	0	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

21

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2016 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of March 31, 2016, offers fifty seven investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Global Spin-Off ETF, Morningstar International Moat ETF and Morningstar Wide Moat ETF (each a “Fund” and, together, the “Funds”). Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. Each Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of its index by investing in a portfolio of securities that generally replicates the index.

The Funds’ commencement of operations dates and their respective indices are presented below:

Commencement
Fund	of Operations	Index
Global Spin-Off ETF	June 9, 2015	Horizon Kinetics Global Spin-Off Index(1)
Morningstar International Moat ETF	July 13, 2015	Morningstar® Global ex-US Moat IndexSM(2)
Morningstar Wide Moat ETF	April 24, 2012	Morningstar® Wide Moat Focus IndexSM(2)

(1)	Published by Horizon Kinetics, LLC
(2)	Published by Morningstar, Inc.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”). The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.
22

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Use of Derivative Instruments—The Funds may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they
23

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the period ended March 31, 2016.

G.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of March 31, 2016 are reflected in the Schedules of Investments.

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at March 31, 2016 is presented in the Schedules of Investments. Also, refer to related disclosures in Note 2G (Repurchase Agreements) and Note 9 (Securities Lending).

I.	Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date/rate. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, at least until February 1, 2017, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense limitations (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) listed in the table below.

24

The current management fee rate, expense limitations and the amounts waived/assumed by the Adviser for the period ended March 31, 2016, are as follows:

	Management	Expense	Waiver of	Expenses Assumed
Fund	Fee Rate	Limitations	Management Fees	by the Adviser
Global Spin-Off ETF	0.50%	0.55%	$ 6,396	$61,958
Morningstar International Moat ETF	0.50	0.56	26,615	34,131
Morningstar Wide Moat ETF	0.45	0.49	45,162	—

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (“the Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended March 31, 2016, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

	Cost of Investments	Proceeds from
Fund	Purchased	Investments Sold
Global Spin-Off ETF	$ 881,586	$ 862,594
Morningstar International Moat ETF	9,974,601	10,029,922
Morningstar Wide Moat ETF	885,691,716	897,894,420

Note 5—Income Taxes—As of March 31, 2016, for Federal income tax purposes, the identified cost of investments owned, net unrealized depreciation, gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Cost of Investments	Appreciation	Depreciation	(Depreciation)
Global Spin-Off ETF	$ 2,963,089	$ 170,138	$ (289,587)	$ (119,449)
Morningstar International Moat ETF	11,670,035	237,090	(547,392)	(310,302)
Morningstar Wide Moat ETF	683,899,795	4,972,365	(9,655,391)	(4,683,026)

The tax character of dividends paid to shareholders during the year ended September 30, 2015 was as follows:

Fund	Ordinary Income
Morningstar Wide Moat ETF	$13,000,000

The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2015, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Post-Effective-	Post-Effective-
	No Expiration	No Expiration
	Short-Term	Long-Term
Fund	Capital Losses	Capital Losses
Global Spin-Off ETF	$ 39,308	$ —
Morningstar International Moat ETF	348,431	—
Morningstar Wide Moat ETF	121,644,701	23,264,671

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2016, the Funds did not incur any interest or penalties.

25

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 6—Capital Share Transactions—As of March 31, 2016, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended March 31, 2016, the following Funds had in-kind contributions and redemptions:

Fund	In-Kind Contributions	In-Kind Redemptions
Morningstar Wide Moat ETF	$269,027,553	$382,360,457

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Funds’ index. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Global Spin-Off ETF may invest in spun-off companies that have been spun-off from a parent company for a number of reasons, including but not limited to low growth prospects, high capital requirements or an unfavorable capitalization structure. Investments in spun-off companies are subject to the risk that any of these characteristics will adversely affect the value of investments in the spun-off companies. There can be no assurance that a spun-off company will be financially independent or profitable, especially where the company represented a non-core or non-competitive business line of the parent company at the time of the spin-off.

Global Spin-Off ETF may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. The Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on

26

the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and collateral interest earned are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at March 31, 2016 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

Effective October 1, 2015, the Funds adopted new accounting guidance under Accounting Standards Update No. 2014-11 Transfers and Servicing (Topic 860) Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure, which requires expanded disclosures related to financial assets pledged in secured financing transactions, such as securities lending, and the related contractual maturity terms of these secured transactions. Accordingly, the following table presents repurchase agreements held as collateral by type of security on loan pledged as of March 31, 2016:

Gross amount of recognized
liabilities for securities loaned
in the Statements of Assets
and Liabilities*
Fund	Equity Securities
Global Spin-Off ETF	$152,344
Morningstar International Moat ETF	170,118

*	Remaining contractual maturity of the agreements: overnight and continuous

Note 10—Bank Line of Credit—Certain Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2016, the following Funds borrowed under this Facility:

				Outstanding Loan
	Days	Average Daily	Average	Balance as of
Fund	Outstanding	Loan Balance	Interest Rate	March 31, 2016
Morningstar Wide Moat ETF	103	$943,971	1.66%	$1,859,220

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended March 31, 2016, there were no offsets to custodian fees.

Note 12—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective May 1, 2016, Van Eck Global and all of its businesses and investment offerings will operate under the single global brand VanEck. Accordingly, the Registrant and each Fund will be renamed as follows:

Current Registrant Name/Current Fund Name	New Registrant Name/New Fund Name, effective May 1, 2016
Market Vectors® ETF Trust	VanEck VectorsTM ETF Trust
Market Vectors® Global Spin-Off ETF	VanEck VectorsTM Global Spin-Off ETF
Market Vectors® Morningstar International Moat ETF	VanEck VectorsTM Morningstar International Moat ETF
Market Vectors® Morningstar Wide Moat ETF	VanEck VectorsTM Morningstar Wide Moat ETF
27

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	VVSTRATSAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)
       under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date June 3, 2016
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date June 3, 2016
     ---------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date June 3, 2016
     ---------------